Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/23	$700	$704,261

Total Asset-Backed Securities — 0.1% (Cost: $699,923)		704,261

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	670	697,226
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	118,561
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	286,880
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	288,729
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	112,819
Series 2020-B21, Class A4, 1.70%, 12/15/53	1,200	1,210,378
Series 2020-B21, Class A5, 1.98%, 12/15/53	800	822,470
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.36%, 07/10/45(a)	300	322,589
Series 2014-CR17, Class A5, 3.98%, 05/10/47	585	642,468
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	143	147,647
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	273,710
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	108,750
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	99	103,448
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	109,351
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	278,951
Series 2016-C31, Class A5, 3.10%, 11/15/49	500	546,463
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	91,083
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51	400	461,531
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4, 3.84%, 09/15/58	500	561,343
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	139,263
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	87	89,981

		7,413,641

Total Collaterized Mortgage Obligations — 1.1% (Cost: $7,288,662)		7,413,641

Corporate Bonds & Notes

Advertising — 0.1%
WPP Finance 2010
3.63%, 09/07/22	360	378,306
3.75%, 09/19/24	467	514,288

		892,594

Aerospace & Defense — 0.3%
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	145	161,068
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	60	66,542
4.40%, 06/15/28 (Call 03/15/28)	15	18,020
4.85%, 04/27/35 (Call 10/27/34)	15	19,857
5.05%, 04/27/45 (Call 10/27/44)	10	13,935

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp.
3.20%, 03/15/24 (Call 01/15/24)(b)	$520	$559,952
3.50%, 03/15/27 (Call 12/15/26)(b)	205	233,241
3.70%, 12/15/23 (Call 09/15/23)(b)	200	216,762
3.75%, 11/01/46 (Call 05/01/46)	30	36,181
4.05%, 05/04/47 (Call 11/04/46)	10	12,488
4.13%, 11/16/28 (Call 08/16/28)	65	77,454
4.15%, 05/15/45 (Call 11/16/44)	125	157,651
4.35%, 04/15/47 (Call 10/15/46)(b)	10	12,889
4.50%, 06/01/42	68	89,875
4.63%, 11/16/48 (Call 05/16/48)	27	37,471
4.70%, 12/15/41(b)	12	15,250
4.80%, 12/15/43 (Call 06/15/43)(b)	2	2,630
4.88%, 10/15/40(b)	30	39,687
5.40%, 05/01/35	5	6,920
5.70%, 04/15/40	75	110,762
6.05%, 06/01/36	35	51,106
6.13%, 07/15/38	75	113,366

		2,053,107

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	64	69,600
2.75%, 03/27/25 (Call 02/27/25)	50	54,151
3.25%, 03/27/30 (Call 12/27/29)	118	136,861
3.75%, 09/15/47 (Call 03/15/47)	34	43,116
4.02%, 04/16/43	8	10,229
4.54%, 03/26/42	7	9,512
5.94%, 10/01/32	27	39,068
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	325	336,856
3.25%, 08/15/26 (Call 05/15/26)	231	253,936
3.75%, 09/25/27 (Call 06/25/27)	172	191,940
4.35%, 03/15/24 (Call 02/15/24)	309	340,750

		1,486,019

Airlines — 0.0%
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	6	6,386
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	25	24,898

		31,284

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	10	10,436
3.25%, 03/27/40 (Call 09/27/39)	100	117,629
3.38%, 03/27/50 (Call 09/27/49)	110	132,395
3.63%, 05/01/43 (Call 11/01/42)	20	24,661
3.88%, 11/01/45 (Call 05/01/45)	25	31,951
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	25,400
VF Corp.
2.05%, 04/23/22	50	51,102
2.40%, 04/23/25 (Call 03/23/25)	25	26,587
2.95%, 04/23/30 (Call 01/23/30)	25	27,479

		447,640

Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.95%, 05/10/23	113	117,153
2.05%, 01/10/23	30	31,015
2.35%, 01/08/27	20	21,474
3.55%, 01/12/24	10	10,897

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	$55	$55,132
3.65%, 10/01/23 (Call 07/01/23)	305	330,318
4.88%, 10/01/43 (Call 04/01/43)	97	136,620
General Motors Co.
5.00%, 04/01/35	20	23,963
5.15%, 04/01/38 (Call 10/01/37)	10	11,927
5.20%, 04/01/45	35	42,469
5.95%, 04/01/49 (Call 10/01/48)	30	40,414
6.25%, 10/02/43	25	33,695
6.60%, 04/01/36 (Call 10/01/35)	10	13,497
6.75%, 04/01/46 (Call 10/01/45)	15	21,303
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	50	55,467
Toyota Motor Credit Corp.
2.15%, 02/13/30	35	37,371
3.05%, 01/11/28	15	16,870
3.38%, 04/01/30	25	29,220
3.65%, 01/08/29	66	78,151

		1,106,956

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3	3,308
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	60	68,444
4.40%, 10/01/46 (Call 04/01/46)	15	15,792
5.40%, 03/15/49 (Call 09/15/48)	212	259,704
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	25	29,219
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	45	48,448

		424,915

Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	114,272
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	200	206,356
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(a)	15	15,905
2.59%, 04/29/31 (Call 04/29/30)(a)	174	185,242
3.09%, 10/01/25 (Call 10/01/24)(a)	5	5,410
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	70	72,075
3.25%, 10/21/27 (Call 10/21/26)	10	11,115
3.42%, 12/20/28 (Call 12/20/27)(a)	70	78,792
3.50%, 04/19/26	180	203,877
3.56%, 04/23/27 (Call 04/23/26)(a)	20	22,459
3.71%, 04/24/28 (Call 04/24/27)(a)	10	11,385
3.86%, 07/23/24 (Call 07/23/23)(a)	30	32,553
3.88%, 08/01/25	40	45,462
3.95%, 01/23/49 (Call 01/23/48)(a)	98	123,305
3.97%, 03/05/29 (Call 03/05/28)(a)	70	81,399
4.00%, 01/22/25	60	67,175
4.08%, 03/20/51 (Call 03/20/50)(a)	205	261,687
4.24%, 04/24/38 (Call 04/24/37)(a)	50	62,309
4.27%, 07/23/29 (Call 07/23/28)(a)	5	5,946
4.33%, 03/15/50 (Call 03/15/49)(a)	156	206,471
4.44%, 01/20/48 (Call 01/20/47)(a)	45	59,875
4.88%, 04/01/44	12	16,705
5.00%, 01/21/44	55	78,472
5.88%, 02/07/42	135	207,909
7.75%, 05/14/38	100	170,725
Series L, 3.95%, 04/21/25	50	56,102

Security	Par (000)	Value

Banks (continued)
Series L, 4.18%, 11/25/27 (Call 11/25/26)	$130	$150,137
Series L, 4.75%, 04/21/45	72	99,850
Bank of Montreal
1.85%, 05/01/25	65	68,099
2.05%, 11/01/22	5	5,166
2.50%, 06/28/24	90	95,926
2.55%, 11/06/22 (Call 10/06/22)	60	62,471
2.90%, 03/26/22	75	77,579
3.80%, 12/15/32 (Call 12/15/27)(a)	175	198,156
4.34%, 10/05/28 (Call 10/05/23)(a)	55	59,622
Series E, 3.30%, 02/05/24	80	86,637
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	253	263,563
1.95%, 08/23/22	25	25,723
2.10%, 10/24/24	132	139,568
2.45%, 08/17/26 (Call 05/17/26)	125	135,875
2.66%, 05/16/23 (Call 05/16/22)(a)	10	10,330
2.80%, 05/04/26 (Call 02/04/26)	50	55,319
2.95%, 01/29/23 (Call 12/29/22)	30	31,618
3.00%, 10/30/28 (Call 07/30/28)	94	105,116
3.25%, 09/11/24 (Call 08/11/24)	65	71,240
3.25%, 05/16/27 (Call 02/16/27)	10	11,308
3.30%, 08/23/29 (Call 05/23/29)	188	215,256
3.44%, 02/07/28 (Call 02/07/27)(a)	80	91,586
3.50%, 04/28/23	25	26,871
3.85%, 04/28/28	15	17,984
3.95%, 11/18/25 (Call 10/18/25)	37	43,113
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	10	10,949
Bank of Nova Scotia (The)
1.63%, 05/01/23	227	233,538
2.20%, 02/03/25	50	52,861
2.38%, 01/18/23	80	83,293
2.70%, 08/03/26	161	177,187
3.40%, 02/11/24	117	127,125
4.50%, 12/16/25	72	83,222
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	10	11,478
Barclays PLC, 4.95%, 01/10/47	270	362,915
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	725	751,325
3.50%, 06/11/21 (Call 05/11/21)	25	25,350
3.88%, 04/10/25 (Call 03/10/25)	250	277,985
BNP Paribas SA, 4.25%, 10/15/24	200	224,014
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	5	5,178
2.61%, 07/22/23 (Call 07/22/22)(a)	75	77,676
3.10%, 04/02/24	325	351,474
3.50%, 09/13/23	665	722,835
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(a)	100	107,435
3.11%, 04/08/26 (Call 04/08/25)(a)	130	141,167
3.20%, 10/21/26 (Call 07/21/26)	129	143,095
3.35%, 04/24/25 (Call 04/24/24)(a)	43	46,569
3.52%, 10/27/28 (Call 10/27/27)(a)	5	5,639
3.67%, 07/24/28 (Call 07/24/27)(a)	15	17,007
3.88%, 03/26/25	5	5,576
3.88%, 01/24/39 (Call 01/22/38)(a)	170	204,160
3.89%, 01/10/28 (Call 01/10/27)(a)	20	22,796
4.04%, 06/01/24 (Call 06/01/23)(a)	197	213,678
4.08%, 04/23/29 (Call 04/23/28)(a)	6	7,012
4.13%, 07/25/28	28	32,663

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47)(a)	$22	$28,738
4.30%, 11/20/26	25	28,961
4.40%, 06/10/25	50	57,199
4.41%, 03/31/31 (Call 03/31/30)(a)	41	49,472
4.45%, 09/29/27	165	193,555
4.60%, 03/09/26	5	5,838
4.65%, 07/30/45	140	189,795
4.65%, 07/23/48 (Call 06/23/48)	75	104,097
4.75%, 05/18/46	115	152,336
5.30%, 05/06/44	25	34,980
5.50%, 09/13/25	98	117,899
5.88%, 02/22/33	16	21,230
5.88%, 01/30/42	30	45,836
6.00%, 10/31/33	20	27,620
6.63%, 01/15/28	33	43,135
6.63%, 06/15/32	70	99,912
6.68%, 09/13/43	26	42,129
8.13%, 07/15/39	60	108,497
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	15	15,931
3.25%, 04/30/30 (Call 01/30/30)	5	5,618
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	13	14,074
4.00%, 02/01/29 (Call 10/31/28)	27	31,583
Cooperatieve Rabobank UA, 5.25%, 05/24/41	90	132,721
Credit Suisse Group AG, 4.55%, 04/17/26	60	70,352
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	260	275,054
Deutsche Bank AG, 4.10%, 01/13/26	117	128,957
Deutsche Bank AG/London, 3.70%, 05/30/24	33	35,432
Fifth Third Bancorp., 8.25%, 03/01/38	56	94,756
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	40	43,113
3.27%, 09/29/25 (Call 09/29/24)(a)	100	108,984
3.50%, 01/23/25 (Call 10/23/24)	100	109,983
3.50%, 11/16/26 (Call 11/16/25)	28	31,350
3.63%, 02/20/24 (Call 01/20/24)	25	27,263
3.69%, 06/05/28 (Call 06/05/27)(a)	65	74,385
3.75%, 05/22/25 (Call 02/22/25)	5	5,588
3.75%, 02/25/26 (Call 11/25/25)	10	11,346
3.80%, 03/15/30 (Call 12/15/29)	46	53,889
3.81%, 04/23/29 (Call 04/23/28)(a)	90	103,791
3.85%, 07/08/24 (Call 04/08/24)	50	55,074
3.85%, 01/26/27 (Call 01/26/26)	175	199,808
4.00%, 03/03/24	57	62,934
4.02%, 10/31/38 (Call 10/31/37)(a)	45	55,186
4.22%, 05/01/29 (Call 05/01/28)(a)	120	142,141
4.25%, 10/21/25	25	28,692
4.41%, 04/23/39 (Call 04/23/38)(a)	145	185,928
4.75%, 10/21/45 (Call 04/21/45)	100	139,639
4.80%, 07/08/44 (Call 01/08/44)	25	34,641
5.15%, 05/22/45	45	62,888
6.13%, 02/15/33	105	152,494
6.25%, 02/01/41	185	290,591
6.45%, 05/01/36	10	14,715
6.75%, 10/01/37	213	326,535
HSBC Holdings PLC
6.10%, 01/14/42	70	104,826
6.50%, 09/15/37	269	387,172
7.63%, 05/17/32	86	123,595

Security	Par (000)	Value

Banks (continued)
ING Groep NV, 3.95%, 03/29/27	$50	$57,592
Intesa Sanpaolo SpA, 5.25%, 01/12/24	400	446,472
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(a)	199	207,881
2.08%, 04/22/26 (Call 04/22/25)(a)	91	95,494
3.11%, 04/22/41 (Call 04/22/40)(a)	5	5,572
3.11%, 04/22/51 (Call 04/22/50)(a)	168	188,121
3.20%, 06/15/26 (Call 03/15/26)	50	55,787
3.30%, 04/01/26 (Call 01/01/26)	10	11,161
3.54%, 05/01/28 (Call 05/01/27)(a)	15	17,004
3.63%, 12/01/27 (Call 12/01/26)	113	127,891
3.78%, 02/01/28 (Call 02/01/27)(a)	10	11,468
3.88%, 07/24/38 (Call 07/24/37)(a)	63	76,544
3.90%, 01/23/49 (Call 01/23/48)(a)	75	95,152
3.96%, 11/15/48 (Call 11/15/47)(a)	84	107,073
4.03%, 07/24/48 (Call 07/24/47)(a)	40	51,164
4.13%, 12/15/26	69	80,593
4.20%, 07/23/29 (Call 07/23/28)(a)	10	11,879
4.26%, 02/22/48 (Call 02/22/47)(a)	99	130,132
4.45%, 12/05/29 (Call 12/05/28)(a)	20	24,265
4.49%, 03/24/31 (Call 03/24/30)(a)	88	107,930
4.85%, 02/01/44	24	34,463
4.95%, 06/01/45	31	44,070
5.40%, 01/06/42	20	30,000
5.50%, 10/15/40	20	29,687
5.60%, 07/15/41	45	68,377
5.63%, 08/16/43	49	73,524
6.40%, 05/15/38	85	134,187
7.63%, 10/15/26	5	6,785
8.75%, 09/01/30	5	7,377
KeyCorp
2.55%, 10/01/29	165	178,857
4.10%, 04/30/28	10	11,848
4.15%, 10/29/25	12	13,835
KfW
0.00%, 04/18/36(c)	218	176,914
0.00%, 06/29/37(c)	160	127,978
1.63%, 02/15/23	35	36,073
1.75%, 08/22/22	150	153,982
1.75%, 09/14/29	45	48,341
2.00%, 09/29/22	125	129,074
2.00%, 10/04/22	438	452,288
2.00%, 05/02/25	401	429,142
2.13%, 03/07/22	180	184,383
2.13%, 06/15/22	315	324,311
2.13%, 01/17/23	535	556,534
2.38%, 12/29/22	610	637,243
2.50%, 11/20/24	225	244,150
2.63%, 01/25/22	284	291,904
2.63%, 02/28/24	281	302,213
2.88%, 04/03/28	270	311,272
3.13%, 12/15/21	55	56,660
Lloyds Banking Group PLC, 4.38%, 03/22/28	250	296,515
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	140	157,272
3.76%, 07/26/23	25	27,115
3.78%, 03/02/25	65	72,819
4.15%, 03/07/39	9	11,267
4.29%, 07/26/38	15	19,085

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 2.72%, 07/16/23 (Call 07/16/22)(a)	$315	$325,606
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(a)	62	65,392
2.70%, 01/22/31 (Call 01/22/30)(a)	117	126,991
2.75%, 05/19/22	50	51,714
3.13%, 01/23/23	50	52,820
3.13%, 07/27/26	85	94,895
3.59%, 07/22/28 (Call 07/22/27)(a)	157	178,905
3.62%, 04/01/31 (Call 04/01/30)(a)	299	347,875
3.63%, 01/20/27	80	91,454
3.70%, 10/23/24	50	55,595
3.74%, 04/24/24 (Call 04/24/23)(a)	55	59,116
3.77%, 01/24/29 (Call 01/24/28)(a)	109	126,021
3.88%, 01/27/26	85	97,194
3.95%, 04/23/27	80	92,123
3.97%, 07/22/38 (Call 07/22/37)(a)	85	105,006
4.00%, 07/23/25	60	68,656
4.10%, 05/22/23	5	5,413
4.30%, 01/27/45	120	162,782
4.35%, 09/08/26	85	99,757
4.38%, 01/22/47	77	106,589
4.43%, 01/23/30 (Call 01/23/29)(a)	15	18,234
4.88%, 11/01/22	5	5,404
5.00%, 11/24/25	35	41,716
5.60%, 03/24/51 (Call 03/24/50)(a)	100	161,217
6.38%, 07/24/42	46	75,187
7.25%, 04/01/32	20	31,130
Series F, 3.88%, 04/29/24	120	132,682
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24)(a)	200	219,768
5.13%, 05/28/24	105	117,284
6.00%, 12/19/23	163	184,923
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	126	143,775
3.38%, 05/08/32 (Call 05/08/27)(a)	335	366,537
3.65%, 08/03/28 (Call 05/03/28)	69	81,416
3.95%, 10/30/25	180	207,828
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	450	469,539
2.88%, 03/13/23	647	684,927
3.13%, 11/07/23	224	242,330
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	60	63,520
2.55%, 01/22/30 (Call 10/24/29)	12	13,113
2.60%, 07/23/26 (Call 05/24/26)	79	86,424
2.85%, 11/09/22(d)	50	52,400
3.15%, 05/19/27 (Call 04/19/27)	70	78,854
3.30%, 03/08/22 (Call 02/06/22)	25	25,883
3.45%, 04/23/29 (Call 01/23/29)	180	208,053
3.50%, 01/23/24 (Call 12/24/23)	5	5,445
3.90%, 04/29/24 (Call 03/29/24)	60	66,158
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	5	5,190
7.38%, 12/10/37	42	63,919
Royal Bank of Canada
2.25%, 11/01/24	30	31,848
2.80%, 04/29/22	5	5,179
3.70%, 10/05/23	50	54,615

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	$39	$42,210
3.50%, 06/07/24 (Call 05/07/24)	80	86,300
4.40%, 07/13/27 (Call 04/14/27)	120	135,517
4.50%, 07/17/25 (Call 04/17/25)	245	273,908
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	65	69,027
2.40%, 01/24/30	34	37,311
2.65%, 05/19/26	78	85,713
2.90%, 03/30/26 (Call 10/30/25)(a)	47	51,121
3.03%, 11/01/34 (Call 11/01/29)(a)	250	274,347
3.10%, 05/15/23	55	58,620
3.15%, 03/30/31 (Call 03/30/30)(a)	29	33,258
3.30%, 12/16/24	182	201,714
3.55%, 08/18/25	62	70,397
3.78%, 12/03/24 (Call 12/03/23)(a)	48	52,732
4.14%, 12/03/29 (Call 12/03/28)(a)	17	20,600
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	38,002
3.01%, 10/19/26	90	99,558
3.10%, 01/17/23	200	211,234
3.20%, 09/17/29	25	27,299
3.35%, 10/18/27	12	13,481
3.36%, 07/12/27	158	178,352
3.45%, 01/11/27	87	97,848
3.54%, 01/17/28	5	5,677
3.94%, 10/16/23	5	5,476
3.94%, 07/19/28	95	111,283
4.31%, 10/16/28	18	21,562
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	27	30,286
3.50%, 01/29/25	80	87,099
Toronto-Dominion Bank (The)
2.65%, 06/12/24	227	242,767
3.25%, 03/11/24	61	66,147
3.50%, 07/19/23	100	108,332
3.63%, 09/15/31 (Call 09/15/26)(a)	261	293,273
Truist Bank
3.69%, 08/02/24 (Call 08/02/23)(a)	5	5,418
4.05%, 11/03/25 (Call 09/03/25)	60	69,067
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	260	270,083
2.50%, 08/01/24 (Call 07/01/24)	5	5,328
2.85%, 10/26/24 (Call 09/26/24)	180	194,882
3.70%, 06/05/25 (Call 05/05/25)	50	56,415
3.75%, 12/06/23 (Call 11/06/23)	5	5,470
4.00%, 05/01/25 (Call 03/01/25)	59	67,049
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	79	87,309
Westpac Banking Corp.
2.00%, 01/13/23	10	10,352
2.50%, 06/28/22	25	25,865
2.70%, 08/19/26	70	77,013
2.85%, 05/13/26	135	149,198
2.89%, 02/04/30 (Call 02/04/25)(a)	5	5,200
3.40%, 01/25/28	25	28,839
4.11%, 07/24/34 (Call 07/24/29)(a)	144	163,233
4.32%, 11/23/31 (Call 11/23/26)(a)	162	183,667

		32,550,517

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$169	$190,931
4.70%, 02/01/36 (Call 08/01/35)	100	127,366
4.90%, 02/01/46 (Call 08/01/45)	195	254,647
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	10	10,483
3.65%, 02/01/26 (Call 11/01/25)	258	291,406
4.00%, 01/17/43	40	46,756
4.63%, 02/01/44	140	175,638
4.70%, 02/01/36 (Call 08/01/35)	94	117,684
4.90%, 02/01/46 (Call 08/01/45)	108	140,786
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	5	5,785
3.75%, 07/15/42	22	25,115
4.00%, 04/13/28 (Call 01/13/28)	169	197,945
4.15%, 01/23/25 (Call 12/23/24)	60	68,144
4.35%, 06/01/40 (Call 12/01/39)	100	124,294
4.38%, 04/15/38 (Call 10/15/37)	20	24,634
4.44%, 10/06/48 (Call 04/06/48)	50	62,362
4.50%, 06/01/50 (Call 12/01/49)	50	62,760
4.60%, 04/15/48 (Call 10/15/47)	125	158,715
4.75%, 01/23/29 (Call 10/23/28)	170	208,870
4.75%, 04/15/58 (Call 10/15/57)	50	65,973
4.90%, 01/23/31 (Call 10/23/30)	48	61,065
4.95%, 01/15/42	13	16,958
5.45%, 01/23/39 (Call 07/23/38)	83	113,173
5.55%, 01/23/49 (Call 07/23/48)	70	100,684
5.80%, 01/23/59 (Call 07/23/58)	68	103,616
8.00%, 11/15/39	7	11,868
8.20%, 01/15/39	11	18,918
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	25	27,747
4.00%, 04/15/38 (Call 10/15/37)	10	12,309
4.50%, 07/15/45 (Call 01/15/45)	38	51,281
Coca-Cola Co. (The)
1.65%, 06/01/30	24	24,762
1.75%, 09/06/24	182	190,512
2.13%, 09/06/29	85	91,066
2.25%, 09/01/26	100	108,810
2.50%, 06/01/40	12	12,944
2.55%, 06/01/26	50	54,911
2.60%, 06/01/50	28	29,690
2.75%, 06/01/60	4	4,346
2.88%, 10/27/25	10	11,102
2.95%, 03/25/25	25	27,501
3.20%, 11/01/23	109	118,263
3.38%, 03/25/27	5	5,741
3.45%, 03/25/30	72	84,897
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	185	255,922
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	10	12,824
5.25%, 11/15/48 (Call 05/15/48)	2	2,841
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	400	421,324
2.38%, 10/24/29 (Call 07/24/29)	360	389,509
2.63%, 04/29/23 (Call 01/29/23)	1,105	1,158,173
3.50%, 09/18/23 (Call 08/18/23)	350	378,749
5.88%, 09/30/36	5	7,231

Security	Par (000)	Value

Beverages (continued)
Diageo Investment Corp.
2.88%, 05/11/22	$888	$920,146
4.25%, 05/11/42	5	6,407
7.45%, 04/15/35	60	100,084
8.00%, 09/15/22	5	5,669
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	150	165,019
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	8	8,711
3.13%, 12/15/23 (Call 10/15/23)	25	26,817
3.20%, 05/01/30 (Call 02/01/30)	49	55,480
3.43%, 06/15/27 (Call 03/15/27)	52	59,135
4.06%, 05/25/23 (Call 04/25/23)	75	81,385
4.42%, 05/25/25 (Call 03/25/25)	107	123,407
4.42%, 12/15/46 (Call 06/15/46)	77	98,539
4.99%, 05/25/38 (Call 11/25/37)	5	6,663
5.09%, 05/25/48 (Call 11/25/47)	5	7,000
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	135	147,058
4.20%, 07/15/46 (Call 01/15/46)	40	46,247
5.00%, 05/01/42	30	37,520
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	50	51,334
2.25%, 03/19/25 (Call 02/19/25)	135	144,284
2.38%, 10/06/26 (Call 07/06/26)	260	283,546
2.63%, 07/29/29 (Call 04/29/29)	90	99,561
2.75%, 03/05/22	50	51,543
2.75%, 04/30/25 (Call 01/30/25)	437	476,334
2.75%, 03/19/30 (Call 12/19/29)	110	123,232
2.85%, 02/24/26 (Call 11/24/25)	50	55,305
3.00%, 10/15/27 (Call 07/15/27)	79	89,005
3.10%, 07/17/22 (Call 05/17/22)	35	36,433
3.38%, 07/29/49 (Call 01/29/49)	20	24,268
3.45%, 10/06/46 (Call 04/06/46)	45	54,566
3.50%, 03/19/40 (Call 09/19/39)	71	86,515
3.60%, 03/01/24 (Call 12/01/23)	60	65,583
3.60%, 08/13/42	50	61,694
3.63%, 03/19/50 (Call 09/19/49)	135	170,470
4.00%, 03/05/42	45	57,965
4.00%, 05/02/47 (Call 11/02/46)	20	26,274
4.25%, 10/22/44 (Call 04/22/44)	115	151,577
4.45%, 04/14/46 (Call 10/14/45)	10	13,867
4.60%, 07/17/45 (Call 01/17/45)	15	21,062

		10,308,736

Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	456	478,896
2.20%, 02/21/27 (Call 12/21/26)	77	81,679
2.25%, 08/19/23 (Call 06/19/23)	71	74,349
2.30%, 02/25/31 (Call 11/25/30)	5	5,288
2.45%, 02/21/30 (Call 11/21/29)	176	188,985
2.65%, 05/11/22 (Call 04/11/22)	300	309,195
2.70%, 05/01/22 (Call 03/01/22)	50	51,452
2.77%, 09/01/53 (Call 03/01/53)(b)	141	141,327
3.13%, 05/01/25 (Call 02/01/25)	29	31,761
3.15%, 02/21/40 (Call 08/21/39)	25	27,145
3.20%, 11/02/27 (Call 08/02/27)	22	24,754
3.63%, 05/22/24 (Call 02/22/24)	104	113,845
4.40%, 05/01/45 (Call 11/01/44)	20	25,418
4.56%, 06/15/48 (Call 12/15/47)	129	169,761

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)	$95	$128,377
4.95%, 10/01/41	22	29,892
5.15%, 11/15/41 (Call 05/15/41)	37	51,434
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	105	145,753
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	60,443
3.63%, 09/15/22	50	52,846
4.05%, 09/15/25 (Call 06/15/25)	47	53,728
5.20%, 09/15/45 (Call 03/15/45)	22	29,557
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	138	152,559
3.25%, 09/01/22 (Call 07/01/22)	65	67,943
3.50%, 02/01/25 (Call 11/01/24)	85	93,920
3.65%, 03/01/26 (Call 12/01/25)	220	249,429
3.70%, 04/01/24 (Call 01/01/24)	50	54,593
4.00%, 09/01/36 (Call 03/01/36)	20	24,315
4.15%, 03/01/47 (Call 09/01/46)	100	122,860
4.50%, 02/01/45 (Call 08/01/44)	60	76,603
4.60%, 09/01/35 (Call 03/01/35)	10	12,945
4.75%, 03/01/46 (Call 09/01/45)	152	200,485
4.80%, 04/01/44 (Call 10/01/43)	55	72,279
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	5	4,900

		3,408,716

Building Materials — 0.1%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(b)	10	10,675
3.58%, 04/05/50 (Call 10/05/49)(b)	100	113,197
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	94	102,567
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	50	54,342
3.90%, 02/14/26 (Call 11/14/25)	55	62,371
4.63%, 07/02/44 (Call 01/02/44)	5	6,408
4.95%, 07/02/64 (Call 01/02/64)(d)	15	19,910
5.13%, 09/14/45 (Call 03/14/45)	7	9,504
Lafarge SA, 7.13%, 07/15/36	10	14,488
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	50	52,624
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	75	87,508
4.45%, 04/01/25 (Call 01/01/25)	26	29,790
4.50%, 05/15/47 (Call 11/15/46)	30	37,606
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	30	32,966
3.95%, 08/15/29 (Call 05/15/29)	69	78,997
4.20%, 12/01/24 (Call 09/01/24)	140	155,443
4.30%, 07/15/47 (Call 01/15/47)	35	41,283
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	35	43,474

		953,153

Chemicals — 0.5%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	15	17,270
Dow Chemical Co. (The)
4.55%, 11/30/25 (Call 09/30/25)	80	93,246
4.63%, 10/01/44 (Call 04/01/44)	2	2,482
4.80%, 05/15/49 (Call 11/15/48)	25	32,660
5.25%, 11/15/41 (Call 05/15/41)	30	39,248
9.40%, 05/15/39	20	35,486
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	60	66,103

Security	Par (000)	Value

Chemicals (continued)
4.49%, 11/15/25 (Call 09/25/25)	$10	$11,651
4.73%, 11/15/28 (Call 08/15/28)	75	92,260
5.32%, 11/15/38 (Call 05/15/38)	60	81,856
5.42%, 11/15/48 (Call 05/15/48)	75	108,000
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	12	15,183
4.80%, 09/01/42 (Call 03/01/42)	48	60,732
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	665	687,078
2.70%, 11/01/26 (Call 08/01/26)	111	123,418
3.25%, 01/14/23 (Call 11/19/22)	500	527,395
3.25%, 12/01/27 (Call 09/01/27)	45	51,086
3.95%, 12/01/47 (Call 06/01/47)	32	41,304
5.50%, 12/08/41	10	14,387
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	5	6,410
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	175	182,241
4.38%, 06/01/47 (Call 12/01/46)	20	24,603
4.45%, 09/26/28 (Call 06/26/28)	70	83,026
5.00%, 09/26/48 (Call 03/26/48)	30	40,076
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	10	12,110
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	50	63,308
5.25%, 07/15/43	15	19,674
LYB International Finance III LLC
2.88%, 05/01/25 (Call 04/01/25)	50	54,021
4.20%, 10/15/49 (Call 04/15/49)	5	5,810
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	11,275
4.88%, 11/15/41 (Call 05/15/41)	5	5,659
5.45%, 11/15/33 (Call 05/15/33)	15	18,525
5.63%, 11/15/43 (Call 05/15/43)	25	32,162
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	50	52,131
3.50%, 06/01/23 (Call 03/01/23)	25	26,615
4.13%, 03/15/35 (Call 09/15/34)	22	26,073
4.90%, 06/01/43 (Call 12/01/42)	10	12,951
5.00%, 04/01/49 (Call 10/01/48)	10	13,790
5.25%, 01/15/45 (Call 07/15/44)	15	20,352
5.63%, 12/01/40	38	52,024
5.88%, 12/01/36	15	20,092
6.13%, 01/15/41 (Call 07/15/40)	10	14,381
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	84	92,075
3.20%, 03/15/23 (Call 02/15/23)	84	88,997
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	22,069
5.25%, 06/01/45 (Call 12/01/44)	5	6,193
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	50	56,989
3.45%, 08/01/25 (Call 05/01/25)	50	55,080
4.00%, 12/15/42 (Call 06/15/42)	13	15,187
4.50%, 06/01/47 (Call 12/01/46)	94	125,224
4.55%, 08/01/45 (Call 02/01/45)	15	19,431
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	20	24,962

		3,404,361

Commercial Services — 0.5%
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	50	53,695
5.25%, 10/01/25 (Call 07/01/25)	10	11,449

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	$45	$55,308
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	210	250,540
4.75%, 08/01/28 (Call 05/01/28)	219	264,537
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	50	52,189
3.25%, 05/20/50 (Call 11/20/49)	14	15,276
4.25%, 02/01/29 (Call 11/01/28)	18	21,551
4.50%, 09/01/22 (Call 06/01/22)	120	127,295
4.88%, 02/15/24 (Call 11/15/23)	55	61,721
4.88%, 12/17/48 (Call 06/17/48)	102	138,049
5.25%, 07/15/44	60	83,048
PayPal Holdings Inc.
2.20%, 09/26/22	204	210,685
2.40%, 10/01/24 (Call 09/01/24)	158	168,223
2.65%, 10/01/26 (Call 08/01/26)	80	87,405
2.85%, 10/01/29 (Call 07/01/29)	25	27,710
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	25	27,789
3.50%, 03/16/23 (Call 02/16/23)	1,029	1,096,255
4.00%, 03/18/29 (Call 12/18/28)	270	318,570
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	50	54,376
2.95%, 01/22/27 (Call 10/22/26)	28	31,104
3.25%, 12/01/49 (Call 06/01/49)	72	83,209
4.00%, 06/15/25 (Call 03/15/25)	85	96,757
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	40	46,744
4.00%, 06/15/25 (Call 03/15/25)	20	22,633
4.13%, 03/15/29 (Call 12/15/28)	5	6,008

		3,412,126

Computers — 0.8%
Apple Inc.
1.70%, 09/11/22	73	74,905
2.10%, 09/12/22 (Call 08/12/22)	17	17,538
2.30%, 05/11/22 (Call 04/11/22)	169	173,666
2.40%, 01/13/23 (Call 12/13/22)	5	5,211
2.40%, 05/03/23	60	63,011
2.70%, 05/13/22	20	20,716
2.85%, 02/23/23 (Call 12/23/22)	101	106,277
2.85%, 05/11/24 (Call 03/11/24)	30	32,252
2.95%, 09/11/49 (Call 03/11/49)	15	17,099
3.00%, 02/09/24 (Call 12/09/23)	193	207,618
3.45%, 05/06/24	190	208,949
3.45%, 02/09/45	49	59,961
3.75%, 09/12/47 (Call 03/12/47)	49	62,463
3.75%, 11/13/47 (Call 05/13/47)	7	8,949
3.85%, 05/04/43	111	142,765
3.85%, 08/04/46 (Call 02/04/46)	49	63,320
4.25%, 02/09/47 (Call 08/09/46)	5	6,882
4.38%, 05/13/45	40	55,279
4.45%, 05/06/44	5	6,969
4.65%, 02/23/46 (Call 08/23/45)	72	104,363
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(b)	74	89,202
6.02%, 06/15/26 (Call 03/15/26)(b)	295	357,912
8.10%, 07/15/36 (Call 01/15/36)(b)	88	126,254
8.35%, 07/15/46 (Call 01/15/46)(b)	56	81,206
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	195	201,856

Security	Par (000)	Value

Computers (continued)
4.40%, 10/15/22 (Call 08/15/22)	$725	$772,524
4.45%, 10/02/23 (Call 09/02/23)	72	79,241
4.90%, 10/15/25 (Call 07/15/25)	364	423,132
6.20%, 10/15/35 (Call 04/15/35)	57	72,946
6.35%, 10/15/45 (Call 04/15/45)	15	19,757
HP Inc.
4.05%, 09/15/22	140	148,648
6.00%, 09/15/41	91	116,693
International Business Machines Corp.
3.45%, 02/19/26	202	229,193
3.50%, 05/15/29	100	115,659
4.00%, 06/20/42	39	48,963
4.25%, 05/15/49	150	198,870
5.60%, 11/30/39	16	23,485
5.88%, 11/29/32	15	21,596
7.00%, 10/30/25	156	202,245
7.13%, 12/01/96(e)	10	17,276
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(b)	30	35,743
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	19	21,065
4.88%, 06/01/27 (Call 03/01/27)	131	149,519
5.75%, 12/01/34 (Call 06/01/34)	35	41,447

		5,032,625

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.30%, 05/03/22	60	61,720
3.70%, 08/01/47 (Call 02/01/47)	26	34,959
4.00%, 08/15/45	150	205,334
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	45	47,576
4.15%, 03/15/47 (Call 09/15/46)	5	6,598
4.38%, 06/15/45 (Call 12/15/44)	7	9,338
6.00%, 05/15/37	25	37,452
Procter & Gamble Co. (The)
2.15%, 08/11/22	75	77,451
2.45%, 11/03/26	251	276,424
2.70%, 02/02/26	25	27,659
2.80%, 03/25/27	38	42,381
2.85%, 08/11/27	46	51,703
3.10%, 08/15/23	50	53,851
Unilever Capital Corp.
2.00%, 07/28/26	105	112,048
2.60%, 05/05/24 (Call 03/05/24)	250	266,397

		1,310,891

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	35	41,220
4.20%, 05/15/47 (Call 11/15/46)	25	31,482
4.60%, 06/15/45 (Call 12/15/44)	32	42,429

		115,131

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 07/15/25 (Call 06/15/25)	150	173,346
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	20	21,078
3.88%, 07/03/23 (Call 06/03/23)	40	42,329
4.63%, 10/01/28 (Call 07/01/28)	40	44,757

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	$35	$36,096
4.25%, 06/15/26 (Call 04/15/26)	10	10,209
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	143	155,913
4.63%, 05/19/22	120	126,881
4.63%, 03/30/25	10	11,373
5.13%, 09/30/24	163	186,818
8.00%, 11/01/31	240	338,409
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	435	472,880
3.40%, 02/27/23 (Call 01/27/23)	130	138,294
3.40%, 02/22/24 (Call 01/22/24)	280	304,534
3.63%, 12/05/24 (Call 11/04/24)	100	110,983
4.05%, 12/03/42	60	76,048
4.20%, 11/06/25 (Call 10/06/25)	16	18,576
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	85,148
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	35	40,225
4.35%, 04/15/30 (Call 01/15/30)	95	114,959
4.70%, 09/20/47 (Call 03/20/47)	51	64,729
4.85%, 03/29/29 (Call 12/29/28)	120	147,275
Charles Schwab Corp. (The)
3.25%, 05/22/29 (Call 02/22/29)	35	39,972
3.45%, 02/13/26 (Call 11/13/25)	85	95,664
4.00%, 02/01/29 (Call 11/01/28)	25	30,005
4.20%, 03/24/25 (Call 02/22/25)	5	5,731
CME Group Inc., 4.15%, 06/15/48 (Call 12/15/47)	175	240,530
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	82,594
3.85%, 11/21/22	60	63,925
3.95%, 11/06/24 (Call 08/06/24)	50	55,424
4.10%, 02/09/27 (Call 11/09/26)	35	39,814
4.50%, 01/30/26 (Call 11/30/25)	10	11,505
Franklin Resources Inc., 2.85%, 03/30/25	25	27,229
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	345,525
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	18	19,468
3.10%, 09/15/27 (Call 06/15/27)	50	55,715
3.75%, 09/21/28 (Call 06/21/28)	14	16,305
4.00%, 10/15/23	50	54,968
4.25%, 09/21/48 (Call 03/21/48)	50	64,885
Invesco Finance PLC
3.75%, 01/15/26	10	11,287
4.00%, 01/30/24	52	56,984
5.38%, 11/30/43	63	82,201
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	40	46,003
Jefferies Group LLC
6.25%, 01/15/36	10	13,441
6.45%, 06/08/27	15	18,945
6.50%, 01/20/43	10	13,506
Legg Mason Inc.
4.75%, 03/15/26	141	167,552
5.63%, 01/15/44	40	57,764
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	30	31,880
2.95%, 06/01/29 (Call 03/01/29)	50	56,609
3.35%, 03/26/30 (Call 12/26/29)	70	82,215

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 02/26/28 (Call 11/26/27)	$185	$215,588
3.80%, 11/21/46 (Call 05/21/46)	40	51,197
3.85%, 03/26/50 (Call 09/26/49)	118	153,793
3.95%, 02/26/48 (Call 08/26/47)	37	48,173
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	30	32,887
3.85%, 06/30/26 (Call 03/30/26)	10	11,456
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	25	30,763
4.95%, 07/15/46	5	6,893
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	150	164,299
3.95%, 12/01/27 (Call 09/01/27)	25	27,769
4.25%, 08/15/24 (Call 05/15/24)	165	181,355
4.38%, 03/19/24 (Call 02/19/24)	125	137,275
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	5	5,299
2.05%, 04/15/30 (Call 01/15/30)	35	37,300
2.15%, 09/15/22 (Call 08/15/22)	123	127,050
3.15%, 12/14/25 (Call 09/14/25)	5	5,582
3.65%, 09/15/47 (Call 03/15/47)	40	51,168
4.15%, 12/14/35 (Call 06/14/35)	37	48,157
4.30%, 12/14/45 (Call 06/14/45)	162	222,975
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	100	106,905
4.25%, 06/09/23 (Call 05/09/23)	30	32,439
6.20%, 11/17/36	85	104,593

		6,411,422

Electric — 2.4%
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	19	22,340
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	715	779,114
3.20%, 04/15/25 (Call 03/15/25)	363	397,877
3.80%, 06/01/29 (Call 03/01/29)	300	347,313
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	14	17,931
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	18	19,391
2.90%, 06/15/50 (Call 12/15/49)	32	34,394
3.50%, 08/15/46 (Call 02/15/46)	5	5,857
3.75%, 08/15/47 (Call 02/15/47)	5	6,128
6.35%, 10/01/36	55	83,954
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	10	12,758
4.50%, 04/01/44 (Call 10/01/43)	125	166,750
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	125	137,695
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	35	38,305
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	300	310,290
4.25%, 11/01/28 (Call 08/01/28)	100	119,053
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	90	96,772
2.55%, 06/15/26 (Call 03/15/26)	50	54,520
3.00%, 03/01/50 (Call 09/01/49)	100	110,446
3.65%, 06/15/46 (Call 12/15/45)	66	79,419
3.70%, 03/01/45 (Call 09/01/44)	43	51,308
4.00%, 03/01/48 (Call 09/01/47)	10	12,731
4.00%, 03/01/49 (Call 09/01/48)	95	122,031
4.35%, 11/15/45 (Call 05/15/45)	26	33,958
6.45%, 01/15/38	15	23,181
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	83,267

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	$20	$24,480
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	45	59,366
Series A, 3.20%, 03/15/27 (Call 12/15/26)	130	145,694
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	14	16,270
3.85%, 06/15/46 (Call 12/15/45)	49	58,481
4.50%, 12/01/45 (Call 06/01/45)	40	51,878
4.50%, 05/15/58 (Call 11/15/57)	35	47,001
4.63%, 12/01/54 (Call 06/01/54)	24	32,631
5.70%, 06/15/40	37	52,315
Series 05-A, 5.30%, 03/01/35	100	133,376
Series 06-A, 5.85%, 03/15/36	10	13,772
Series 08-B, 6.75%, 04/01/38	5	7,663
Series 09-C, 5.50%, 12/01/39	25	35,061
Series 12-A, 4.20%, 03/15/42	47	57,339
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	72	86,367
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	86	99,037
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	30	37,053
Series A, 4.13%, 05/15/49 (Call 11/15/48)	93	116,980
Series B, 3.13%, 11/15/27 (Call 08/15/27)	23	25,707
Series C, 4.00%, 11/15/57 (Call 05/15/57)	4	4,923
Series D, 4.00%, 12/01/28 (Call 09/01/28)	9	10,689
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	33	41,148
Edison International
3.55%, 11/15/24 (Call 10/15/24)	560	597,918
4.95%, 04/15/25 (Call 03/15/25)	275	308,143
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	5,561
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	27	31,497
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	140	163,540
Series H, 3.15%, 01/15/25 (Call 10/15/24)	10	10,884
Series L, 2.90%, 10/01/24 (Call 08/01/24)	325	350,737
Series M, 3.30%, 01/15/28 (Call 10/15/27)	135	150,683
Series O, 4.25%, 04/01/29 (Call 01/01/29)	150	180,648
Series R, 1.65%, 08/15/30 (Call 05/15/30)	225	224,863
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	76	85,288
3.50%, 06/01/22 (Call 05/01/22)	325	338,838
3.95%, 06/15/25 (Call 03/15/25)	275	311,484
4.05%, 04/15/30 (Call 01/15/30)	260	308,604
4.45%, 04/15/46 (Call 10/15/45)	5	6,388
4.70%, 04/15/50 (Call 10/15/49)	100	135,141
4.95%, 06/15/35 (Call 12/15/34)	70	87,597
5.10%, 06/15/45 (Call 12/15/44)	45	61,092
5.63%, 06/15/35	35	47,399
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	10	10,332
4.25%, 06/15/22 (Call 03/15/22)	15	15,721
5.60%, 06/15/42 (Call 12/15/41)	58	65,045
6.25%, 10/01/39	105	124,138
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	150	157,072
2.85%, 04/01/25 (Call 03/01/25)	326	355,555
3.13%, 12/01/25 (Call 06/01/25)	295	327,553
3.15%, 10/01/49 (Call 04/01/49)	50	58,669
3.70%, 12/01/47 (Call 06/01/47)	63	78,819
3.80%, 12/15/42 (Call 06/15/42)	50	61,595
3.95%, 03/01/48 (Call 09/01/47)	55	72,176

Security	Par (000)	Value

Electric (continued)
4.05%, 06/01/42 (Call 12/01/41)	$30	$38,351
4.05%, 10/01/44 (Call 04/01/44)	205	266,504
4.13%, 02/01/42 (Call 08/01/41)	5	6,422
4.13%, 06/01/48 (Call 12/01/47)	10	13,382
5.25%, 02/01/41 (Call 08/01/40)	150	215,058
5.63%, 04/01/34	170	245,643
5.95%, 02/01/38	50	75,715
5.96%, 04/01/39	25	38,354
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	93	96,773
3.25%, 06/30/26 (Call 03/30/26)	10	11,151
3.35%, 11/15/27 (Call 08/15/27)	9	10,052
5.30%, 07/01/43 (Call 01/01/43)	94	125,495
National Grid USA, 5.80%, 04/01/35	25	32,504
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	15	16,283
2.85%, 01/27/25 (Call 10/27/24)	100	108,406
3.40%, 02/07/28 (Call 11/07/27)	71	82,188
4.40%, 11/01/48 (Call 05/01/48)	5	6,691
5.25%, 04/20/46 (Call 04/20/26)(a)	130	143,120
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	10	10,273
2.25%, 06/01/30 (Call 03/01/30)	370	387,945
2.75%, 05/01/25 (Call 04/01/25)	200	216,686
2.75%, 11/01/29 (Call 08/01/29)	10	10,936
2.90%, 04/01/22	25	25,832
3.15%, 04/01/24 (Call 03/01/24)	275	296,700
3.50%, 04/01/29 (Call 01/01/29)	45	51,699
3.55%, 05/01/27 (Call 02/01/27)	415	473,274
4.80%, 12/01/77 (Call 12/01/27)(a)	5	5,500
5.65%, 05/01/79 (Call 05/01/29)(a)	50	58,337
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	100	103,192
3.20%, 05/15/27 (Call 02/15/27)	165	185,703
3.95%, 04/01/30 (Call 01/01/30)	300	365,607
4.40%, 03/01/44 (Call 09/01/43)	59	77,614
5.50%, 03/15/40	25	36,600
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	34	38,858
3.70%, 11/15/28 (Call 08/15/28)	25	29,451
3.75%, 04/01/45 (Call 10/01/44)	28	34,101
3.80%, 09/30/47 (Call 03/30/47)	31	38,597
3.80%, 06/01/49 (Call 12/01/48)	33	41,516
4.10%, 11/15/48 (Call 05/15/48)	50	65,578
4.55%, 12/01/41 (Call 06/01/41)	10	13,104
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	24	25,752
3.00%, 09/15/49 (Call 03/15/49)	50	55,412
3.70%, 09/15/47 (Call 03/15/47)	110	135,228
3.90%, 03/01/48 (Call 09/01/47)	34	43,213
4.15%, 10/01/44 (Call 04/01/44)	275	349,187
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	25,428
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	5	6,093
Public Service Electric & Gas Co.
3.20%, 05/15/29 (Call 02/15/29)	200	228,524
3.20%, 08/01/49 (Call 02/01/49)	100	116,109
3.60%, 12/01/47 (Call 06/01/47)	30	36,764
3.85%, 05/01/49 (Call 11/01/48)	75	95,809

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.80%, 05/01/37	$45	$65,693
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	140	138,905
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	155	194,776
4.50%, 08/15/40	10	12,687
6.00%, 06/01/39	55	80,841
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	37	43,977
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	306	342,292
3.80%, 02/01/38 (Call 08/01/37)	139	162,359
4.00%, 02/01/48 (Call 08/01/47)	25	29,812
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	10	10,384
2.85%, 08/01/29 (Call 05/01/29)	22	23,834
3.65%, 02/01/50 (Call 08/01/49)	50	58,019
4.00%, 04/01/47 (Call 10/01/46)	60	71,461
4.05%, 03/15/42 (Call 09/15/41)	36	41,301
4.65%, 10/01/43 (Call 04/01/43)	28	34,450
5.63%, 02/01/36	9	11,509
6.00%, 01/15/34	13	17,911
6.05%, 03/15/39	20	27,053
6.65%, 04/01/29	70	88,654
Series 04-G, 5.75%, 04/01/35	10	13,691
Series 05-E, 5.35%, 07/15/35	15	19,891
Series 06-E, 5.55%, 01/15/37	10	12,820
Series 08-A, 5.95%, 02/01/38	5	6,727
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	16,889
Series A, 4.20%, 03/01/29 (Call 12/01/28)	123	144,163
Series B, 3.65%, 03/01/28 (Call 12/01/27)	50	56,029
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,466
Series C, 3.60%, 02/01/45 (Call 08/01/44)	15	16,585
Series C, 4.13%, 03/01/48 (Call 09/01/47)	33	40,179

		16,063,066

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	9	9,732

Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	27	29,513
3.05%, 09/22/26 (Call 06/22/26)	85	93,735
3.88%, 07/15/23 (Call 04/15/23)	240	258,958
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	40	44,165
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	16	17,075
3.55%, 10/01/27 (Call 07/01/27)	55	60,072
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	125	131,224
4.35%, 06/01/29 (Call 03/01/29)	6	7,278
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	5	5,641
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	85	94,613
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	55	64,482
4.88%, 05/12/30 (Call 02/12/30)	138	164,100
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	25	27,708
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	73	77,222
2.15%, 08/08/22 (Call 07/08/22)	305	314,141
2.30%, 08/15/24 (Call 07/15/24)	83	88,608
2.50%, 11/01/26 (Call 08/01/26)	95	104,509

Security	Par (000)	Value

Electronics (continued)
3.35%, 12/01/23	$50	$54,470
3.81%, 11/21/47 (Call 05/21/47)	32	41,391
5.38%, 03/01/41	25	36,648
5.70%, 03/15/36	10	14,160
5.70%, 03/15/37	17	24,542
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	11	11,712
3.50%, 02/15/28 (Call 11/15/27)	20	21,849
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	25	27,519
3.95%, 01/12/28 (Call 10/12/27)	65	72,573
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	63	69,188
4.55%, 10/30/24 (Call 07/30/24)	400	453,360
4.60%, 04/06/27 (Call 01/06/27)	238	282,861
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	85	88,882
3.65%, 09/15/23 (Call 08/15/23)	105	113,888
3.80%, 12/15/26 (Call 09/15/26)	29	33,385
4.20%, 09/15/28 (Call 06/15/28)	15	17,962
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	65	70,407
4.75%, 12/01/24 (Call 09/01/24)	70	80,333
4.90%, 06/15/28 (Call 03/15/28)	89	105,741
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	115	127,184
3.70%, 02/15/26 (Call 11/15/25)	20	22,423

		3,353,522

Environmental Control — 0.0%
Republic Services Inc., 3.05%, 03/01/50 (Call 09/01/49)	40	44,372
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	25	33,119

		77,491

Food — 0.6%
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	68	71,388
2.50%, 08/02/22	50	51,667
3.13%, 04/24/50 (Call 10/24/49)	5	5,303
3.30%, 03/19/25 (Call 12/19/24)	80	87,520
3.65%, 03/15/23 (Call 02/15/23)	15	16,030
3.95%, 03/15/25 (Call 01/15/25)	150	168,813
4.15%, 03/15/28 (Call 12/15/27)	127	149,068
4.80%, 03/15/48 (Call 09/15/47)	66	87,340
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	50	52,522
4.60%, 11/01/25 (Call 09/01/25)	65	75,782
5.30%, 11/01/38 (Call 05/01/38)	30	40,477
5.40%, 11/01/48 (Call 05/01/48)	25	36,028
8.25%, 09/15/30	15	22,683
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	45	46,784
4.00%, 04/17/25 (Call 02/17/25)	220	248,963
4.15%, 02/15/43 (Call 08/15/42)	15	18,842
4.20%, 04/17/28 (Call 01/17/28)	128	152,672
4.55%, 04/17/38 (Call 10/17/37)	27	35,014
5.40%, 06/15/40	7	9,949
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	15	17,136
3.38%, 08/15/46 (Call 02/15/46)	20	23,606
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	9	10,622

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	$5	$5,671
4.25%, 03/15/35	37	45,413
4.38%, 03/15/45	40	49,686
Kellogg Co.
2.65%, 12/01/23	282	299,089
3.13%, 05/17/22	210	218,169
3.25%, 04/01/26	27	30,323
3.40%, 11/15/27 (Call 08/15/27)	383	434,529
4.30%, 05/15/28 (Call 02/15/28)	69	82,449
4.50%, 04/01/46	139	178,365
Series B, 7.45%, 04/01/31	24	35,859
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	69	101,409
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	94	102,541
2.80%, 08/01/22 (Call 07/01/22)	94	97,560
3.50%, 02/01/26 (Call 11/01/25)	50	56,207
3.88%, 10/15/46 (Call 04/15/46)	113	133,670
4.45%, 02/01/47 (Call 08/01/46)	15	19,231
4.50%, 01/15/29 (Call 10/15/28)	15	18,469
4.65%, 01/15/48 (Call 07/15/47)	40	52,645
5.00%, 04/15/42 (Call 10/15/41)	20	26,396
5.15%, 08/01/43 (Call 02/01/43)	5	6,836
5.40%, 07/15/40 (Call 01/15/40)	20	26,828
5.40%, 01/15/49 (Call 07/15/48)	18	26,180
6.90%, 04/15/38	17	25,622
7.50%, 04/01/31	5	7,310
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	91	94,290
3.15%, 08/15/24 (Call 06/15/24)	25	27,110
3.40%, 08/15/27 (Call 05/15/27)	50	56,417
4.20%, 08/15/47 (Call 02/15/47)	54	68,921
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	9	9,979
3.30%, 07/15/26 (Call 04/15/26)	10	11,064
3.30%, 02/15/50 (Call 08/15/49)	41	43,373
3.55%, 03/15/25 (Call 01/15/25)	10	11,082
3.75%, 10/01/25 (Call 07/01/25)	20	22,423
4.45%, 03/15/48 (Call 09/15/47)	2	2,405
4.50%, 04/01/46 (Call 10/01/45)	20	24,136
4.85%, 10/01/45 (Call 04/01/45)	59	74,454
5.65%, 04/01/25 (Call 03/01/25)	82	97,789
5.95%, 04/01/30 (Call 01/01/30)	50	66,106
6.60%, 04/01/50 (Call 10/01/49)	73	113,049
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	7	9,303
5.10%, 09/28/48 (Call 03/28/48)	17	24,465
5.15%, 08/15/44 (Call 02/15/44)	10	13,869

		4,278,901

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	43	49,098
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	33,037
4.40%, 08/15/47 (Call 02/15/47)	45	58,880
4.80%, 06/15/44 (Call 12/15/43)	40	52,690
5.15%, 05/15/46 (Call 11/15/45)	10	14,063
6.00%, 11/15/41 (Call 05/15/41)	5	7,239
7.30%, 11/15/39	85	136,574

		351,581

Security	Par (000)	Value

Gas — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 (Call 09/15/48)	$15	$19,544
4.30%, 10/01/48 (Call 04/01/48)	25	33,414
5.50%, 06/15/41 (Call 12/15/40)	5	7,142
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	25	26,725
4.10%, 09/01/47 (Call 03/01/47)	45	54,910
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	25,849
4.75%, 09/01/28 (Call 06/01/28)	110	115,579
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	30	39,391
4.66%, 02/01/44 (Call 08/01/43)	10	13,155
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	100	109,942
3.75%, 09/15/42 (Call 03/15/42)	30	35,360
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	30	38,241
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	60	78,987
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	82	104,054
Southwest Gas Corp., 4.15%, 06/01/49 (Call 12/01/48)	76	93,262

		795,555

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	137	151,493
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	5	6,417
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	52,420
5.20%, 09/01/40	20	27,896

		238,226

Health Care - Products — 0.3%
Abbott Laboratories
2.55%, 03/15/22	50	51,453
2.95%, 03/15/25 (Call 12/15/24)	50	54,855
3.75%, 11/30/26 (Call 08/30/26)	50	58,376
3.88%, 09/15/25 (Call 06/15/25)	50	57,207
4.75%, 11/30/36 (Call 05/30/36)	39	54,068
4.75%, 04/15/43 (Call 10/15/42)	17	24,023
4.90%, 11/30/46 (Call 05/30/46)	135	201,479
5.30%, 05/27/40	28	41,609
6.00%, 04/01/39	30	47,567
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	134	153,516
3.95%, 04/01/30 (Call 01/10/30)(b)	12	14,344
Boston Scientific Corp., 4.70%, 03/01/49 (Call 09/01/48)	15	20,469
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	30	34,613
3.40%, 11/15/49 (Call 05/15/49)	2	2,395
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	69	82,186
Koninklijke Philips NV
5.00%, 03/15/42	15	20,434
6.88%, 03/11/38	10	15,658
Medtronic Inc.
3.50%, 03/15/25	35	39,264
4.38%, 03/15/35	25	34,330
4.63%, 03/15/45	128	181,600
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	12	15,120
4.63%, 03/15/46 (Call 09/15/45)	30	40,109

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	$63	$69,993
3.00%, 04/15/23 (Call 02/15/23)	50	52,814
3.20%, 08/15/27 (Call 05/15/27)	12	13,538
4.10%, 08/15/47 (Call 02/15/47)	5	6,645
4.13%, 03/25/25 (Call 02/25/25)	50	56,867
4.15%, 02/01/24 (Call 11/01/23)	50	55,252
5.30%, 02/01/44 (Call 08/01/43)	53	77,039
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	62	71,741

		1,648,564

Health Care - Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	50	51,934
3.88%, 08/15/47 (Call 02/15/47)	40	47,104
4.13%, 11/15/42 (Call 05/15/42)	50	59,093
4.50%, 05/15/42 (Call 11/15/41)	10	12,272
4.75%, 03/15/44 (Call 09/15/43)	59	75,677
6.75%, 12/15/37	42	64,302
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	13	14,323
3.13%, 05/15/50 (Call 11/15/49)	10	11,023
3.65%, 12/01/27 (Call 09/01/27)	22	25,248
4.38%, 12/01/47 (Call 06/01/47)	86	112,695
4.55%, 03/01/48 (Call 09/01/47)	45	60,777
4.63%, 05/15/42	102	134,328
4.65%, 01/15/43	55	72,356
5.10%, 01/15/44	15	21,037
5.85%, 01/15/36	35	48,529
6.38%, 06/15/37	10	14,564
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	120	138,572
4.50%, 02/15/27 (Call 08/15/26)	98	112,621
4.75%, 05/01/23	90	98,288
5.00%, 03/15/24	130	146,181
5.13%, 06/15/39 (Call 12/15/38)	7	8,986
5.25%, 04/15/25	137	159,848
5.25%, 06/15/26 (Call 12/15/25)	256	302,231
5.25%, 06/15/49 (Call 12/15/48)	55	72,721
5.50%, 06/15/47 (Call 12/15/46)	69	91,995
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	50	52,332
3.95%, 03/15/27 (Call 12/15/26)	7	8,060
3.95%, 08/15/49 (Call 02/15/49)	10	12,326
4.50%, 04/01/25 (Call 03/01/25)	50	57,494
4.63%, 12/01/42 (Call 06/01/42)	40	51,464
4.80%, 03/15/47 (Call 09/14/46)	25	33,832
4.88%, 04/01/30 (Call 01/01/30)	32	40,349
4.95%, 10/01/44 (Call 04/01/44)	30	40,805
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	50	53,054
2.95%, 12/01/29 (Call 09/01/29)	112	123,722
3.20%, 02/01/22	50	51,602
3.60%, 02/01/25 (Call 11/01/24)	50	55,294
3.60%, 09/01/27 (Call 06/01/27)	12	13,724
4.70%, 02/01/45 (Call 08/01/44)	40	52,774
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	30	35,075
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	24	26,421

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 06/30/30 (Call 03/30/30)	$31	$34,466
3.45%, 06/01/26 (Call 03/01/26)	230	259,845
3.50%, 03/30/25 (Call 12/30/24)	59	65,626
4.20%, 06/30/29 (Call 03/30/29)	46	54,649
4.70%, 03/30/45 (Call 09/30/44)	30	38,126
UnitedHealth Group Inc.
3.38%, 04/15/27	45	51,390
3.70%, 08/15/49 (Call 02/15/49)	64	80,933
3.75%, 10/15/47 (Call 04/15/47)	20	25,114
3.85%, 06/15/28	15	17,860
3.88%, 08/15/59 (Call 02/15/59)	20	26,352
4.20%, 01/15/47 (Call 07/15/46)	10	13,333
4.25%, 03/15/43 (Call 09/15/42)	30	39,581
4.25%, 04/15/47 (Call 10/15/46)	15	19,984
4.25%, 06/15/48 (Call 12/15/47)	85	115,175
4.45%, 12/15/48 (Call 06/15/48)	150	209,747
4.63%, 11/15/41 (Call 05/15/41)	39	53,277
4.75%, 07/15/45	125	178,215
5.70%, 10/15/40 (Call 04/15/40)	39	58,723
5.95%, 02/15/41 (Call 08/15/40)	5	7,731
6.50%, 06/15/37	10	15,964
6.63%, 11/15/37	25	40,391
6.88%, 02/15/38	50	82,847

		4,154,362

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	55	68,792

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	40	49,485
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	60	62,436
3.10%, 10/01/27 (Call 07/01/27)	81	90,760
3.50%, 12/15/24 (Call 09/15/24)	75	82,979
3.90%, 05/15/28 (Call 02/15/28)	64	75,600
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	50	57,762
3.20%, 04/25/29 (Call 01/25/29)	100	115,531
3.90%, 05/04/47 (Call 11/04/46)	10	12,986

		547,539

Insurance — 1.0%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	200	224,048
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	50	58,936
4.00%, 10/15/46 (Call 04/15/46)	10	12,012
Allstate Corp. (The)
4.50%, 06/15/43	7	9,470
5.35%, 06/01/33	8	11,097
6.50%, 05/15/67 (Call 05/15/37)(a)	15	19,800
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	250	267,922
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	35	39,488
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	5	5,463
4.50%, 06/15/47 (Call 12/15/46)	20	23,056
5.25%, 04/02/30 (Call 01/02/30)	15	18,333
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	50	56,153
3.88%, 01/15/35 (Call 07/15/34)	30	36,078
4.38%, 01/15/55 (Call 07/15/54)	30	38,400
4.50%, 07/16/44 (Call 01/16/44)	68	87,358

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 04/01/48 (Call 10/01/47)	$25	$33,837
8.18%, 05/15/68 (Call 05/15/38)(a)	25	36,290
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	45	50,850
Aon Corp.
2.20%, 11/15/22	25	25,864
3.75%, 05/02/29 (Call 02/02/29)	37	43,429
6.25%, 09/30/40	25	37,853
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	50	54,637
4.60%, 06/14/44 (Call 03/14/44)	18	24,029
4.75%, 05/15/45 (Call 11/15/44)	27	37,042
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	15	16,121
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	71,908
6.15%, 04/03/30 (Call 01/03/30)	35	43,703
AXA SA, 8.60%, 12/15/30	150	231,940
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30)(a)	15	15,521
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	12	13,323
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	200	267,844
4.25%, 01/15/49 (Call 07/15/48)	30	40,385
4.30%, 05/15/43	5	6,616
4.40%, 05/15/42	50	67,410
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	50	56,114
4.50%, 02/11/43	58	79,809
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	26	27,167
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	28,247
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	390	420,412
4.35%, 04/20/28 (Call 01/20/28)	35	41,330
5.00%, 04/20/48 (Call 10/20/47)	46	60,657
First American Financial Corp., 4.60%, 11/15/24	30	33,440
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	33	38,624
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	60	72,253
4.30%, 04/15/43	40	49,619
4.40%, 03/15/48 (Call 09/15/47)	11	14,501
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	10	11,029
3.35%, 03/09/25	58	63,579
3.63%, 12/12/26 (Call 09/15/26)	9	10,223
4.35%, 03/01/48 (Call 09/01/47)	25	31,038
6.30%, 10/09/37	5	6,826
7.00%, 06/15/40	25	37,802
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	50	57,164
4.13%, 05/15/43 (Call 11/15/42)	20	23,690
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	90	98,635
4.15%, 03/04/26	11	12,871
5.38%, 03/04/46	24	35,177
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	37,703
5.00%, 04/05/46	25	34,015

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	$50	$57,058
3.88%, 03/15/24 (Call 02/15/24)	25	27,636
4.20%, 03/01/48 (Call 09/01/47)	35	46,667
4.35%, 01/30/47 (Call 07/30/46)	40	54,002
4.90%, 03/15/49 (Call 09/15/48)	127	186,223
5.88%, 08/01/33	40	57,493
MetLife Inc.
4.05%, 03/01/45	88	112,589
4.13%, 08/13/42	10	12,732
4.60%, 05/13/46 (Call 11/13/45)	10	13,765
4.72%, 12/15/44	5	6,883
4.88%, 11/13/43	7	9,911
6.40%, 12/15/66 (Call 12/15/31)	130	166,928
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	20,558
Principal Financial Group Inc.
3.70%, 05/15/29 (Call 02/15/29)	10	11,805
4.30%, 11/15/46 (Call 05/15/46)	62	77,783
4.35%, 05/15/43	52	64,811
6.05%, 10/15/36	7	9,957
Progressive Corp. (The)
3.20%, 03/26/30 (Call 12/26/29)	5	5,787
3.70%, 01/26/45	5	6,176
4.00%, 03/01/29 (Call 12/01/28)	25	30,170
4.13%, 04/15/47 (Call 10/15/46)	10	13,343
4.20%, 03/15/48 (Call 09/15/47)	60	80,651
4.35%, 04/25/44	21	27,992
6.25%, 12/01/32	19	28,031
Prudential Financial Inc.
3.50%, 05/15/24	20	22,023
3.91%, 12/07/47 (Call 06/07/47)	14	17,025
3.94%, 12/07/49 (Call 06/07/49)	53	64,482
4.35%, 02/25/50 (Call 08/25/49)	30	39,085
4.42%, 03/27/48 (Call 09/27/47)	13	16,922
4.50%, 09/15/47 (Call 09/15/27)(a)	20	22,001
4.60%, 05/15/44	93	121,417
5.20%, 03/15/44 (Call 03/15/24)(a)	155	164,903
5.38%, 05/15/45 (Call 05/15/25)(a)	78	85,094
5.70%, 12/14/36	115	166,641
5.70%, 09/15/48 (Call 09/15/28)(a)(e)	127	146,458
5.88%, 09/15/42 (Call 09/15/22)(a)	50	53,477
Series B, 5.75%, 07/15/33	15	20,539
Sompo International Holdings Ltd., 4.70%, 10/15/22	123	132,072
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	19,205
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	80	100,006
4.00%, 05/30/47 (Call 11/30/46)	89	115,963
4.05%, 03/07/48 (Call 09/07/47)	5	6,619
4.10%, 03/04/49 (Call 09/04/48)	20	26,600
4.30%, 08/25/45 (Call 02/25/45)	50	66,412
4.60%, 08/01/43	35	47,821
5.35%, 11/01/40	15	22,057
6.25%, 06/15/37	15	23,102
6.75%, 06/20/36	95	150,268
Travelers Property Casualty Corp., 6.38%, 03/15/33	26	39,156
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	35	36,585
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	119	121,677
4.80%, 06/15/46	22	27,861
5.70%, 07/15/43	24	32,960

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	$42	$59,114
WR Berkley Corp., 4.75%, 08/01/44	10	12,932
XLIT Ltd.
4.45%, 03/31/25	176	200,214
5.25%, 12/15/43	10	14,371
5.50%, 03/31/45	65	89,820

		6,821,974

Internet — 0.2%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	258	276,839
3.38%, 02/25/24	335	367,019
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	25	26,403
4.05%, 08/22/47 (Call 02/22/47)	108	144,400
4.25%, 08/22/57 (Call 02/22/57)	44	62,531
4.95%, 12/05/44 (Call 06/05/44)	65	95,831
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	20	22,730
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	12	13,776
4.50%, 06/20/28 (Call 03/20/28)	15	18,076
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	48	55,538
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	222,904

		1,306,047

Iron & Steel — 0.0%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	25	27,051
4.13%, 09/15/22 (Call 06/15/22)	50	52,838
4.40%, 05/01/48 (Call 11/01/47)	12	16,095
5.20%, 08/01/43 (Call 02/01/43)	10	14,405
6.40%, 12/01/37	22	34,033
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	13	14,044
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	100	106,842

		265,308

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	50	54,944

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	75	81,007
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	35	36,666
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	50	52,857
4.63%, 06/15/30 (Call 03/15/30)	15	17,307
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	5	5,667
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	35	40,569
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	10,843
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	533,555
5.13%, 08/08/25 (Call 06/08/25)	200	219,906
5.40%, 08/08/28 (Call 05/08/28)	1,140	1,304,662

		2,303,039

Machinery — 0.6%
ABB Finance USA Inc., 2.88%, 05/08/22	278	287,797
Caterpillar Financial Services Corp.
1.90%, 09/06/22	71	72,957
1.95%, 11/18/22	429	442,372
2.40%, 08/09/26	20	21,690
2.55%, 11/29/22	50	52,181

Security	Par (000)	Value

Machinery (continued)
2.85%, 06/01/22	$10	$10,378
2.85%, 05/17/24	24	25,907
3.30%, 06/09/24	271	296,553
3.65%, 12/07/23	80	87,766
3.75%, 11/24/23	50	54,860
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	20	20,608
2.60%, 09/19/29 (Call 06/19/29)	6	6,649
3.25%, 04/09/50 (Call 10/09/49)	5	5,949
3.80%, 08/15/42	15	19,139
4.75%, 05/15/64 (Call 11/15/63)	5	7,509
5.20%, 05/27/41	42	61,620
5.30%, 09/15/35	20	27,706
6.05%, 08/15/36	21	31,161
CNH Industrial Capital LLC
4.20%, 01/15/24	206	224,552
4.38%, 04/05/22	475	497,629
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	27	30,023
4.50%, 08/15/23	235	256,002
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,807
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	55	56,601
2.88%, 09/07/49 (Call 03/07/49)	10	11,230
3.10%, 04/15/30 (Call 01/15/30)	10	11,499
3.90%, 06/09/42 (Call 12/09/41)	50	64,310
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	31,750
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	17	17,606
John Deere Capital Corp.
1.20%, 04/06/23	85	86,793
1.95%, 06/13/22	10	10,250
2.15%, 09/08/22	16	16,529
2.25%, 09/14/26	25	26,951
2.65%, 01/06/22	32	32,824
2.70%, 01/06/23	150	157,482
2.75%, 03/15/22	16	16,493
2.80%, 03/06/23	40	42,231
2.95%, 04/01/22	57	59,026
3.05%, 01/06/28	14	15,720
3.40%, 09/11/25	25	28,099
3.45%, 06/07/23	25	26,900
3.65%, 10/12/23	18	19,696
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	197	229,834
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	75	81,562
4.95%, 09/15/28 (Call 06/15/28)	91	106,396
Xylem Inc./NY
2.25%, 01/30/31 (Call 10/30/30)	40	42,237
3.25%, 11/01/26 (Call 08/01/26)	100	111,975
4.38%, 11/01/46 (Call 05/01/46)	25	30,895

		3,886,704

Manufacturing — 1.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	110	113,446
2.00%, 06/26/22	525	539,081
2.00%, 02/14/25 (Call 01/14/25)	405	427,923
2.25%, 03/15/23 (Call 02/15/23)	1,509	1,573,585
2.25%, 09/19/26 (Call 06/19/26)	269	290,057
2.38%, 08/26/29 (Call 05/26/29)	119	129,539
2.65%, 04/15/25 (Call 03/15/25)	115	124,646

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.88%, 10/15/27 (Call 07/15/27)	$65	$72,402
3.00%, 08/07/25	265	294,232
3.05%, 04/15/30 (Call 01/15/30)	10	11,422
3.25%, 02/14/24 (Call 01/14/24)	213	231,320
3.38%, 03/01/29 (Call 12/01/28)	74	85,759
3.63%, 10/15/47 (Call 04/15/47)	100	121,675
4.00%, 09/14/48 (Call 03/14/48)	75	96,866
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	38	40,888
3.50%, 12/01/24 (Call 10/01/24)	61	66,824
3.75%, 12/01/27 (Call 09/01/27)	25	28,383
Eaton Corp.
2.75%, 11/02/22	300	313,713
3.10%, 09/15/27 (Call 06/15/27)	27	30,256
3.92%, 09/15/47 (Call 02/15/47)	20	24,495
4.15%, 11/02/42	15	18,878
General Electric Co.
3.10%, 01/09/23	56	58,863
3.15%, 09/07/22	94	98,277
3.45%, 05/15/24 (Call 02/13/24)	25	27,096
3.45%, 05/01/27 (Call 03/01/27)	15	16,505
4.13%, 10/09/42	16	17,925
4.25%, 05/01/40 (Call 11/01/39)	109	123,859
4.35%, 05/01/50 (Call 11/01/49)	36	42,186
4.50%, 03/11/44	49	57,406
5.55%, 01/05/26	157	187,367
5.88%, 01/14/38	140	181,203
6.15%, 08/07/37	5	6,574
6.75%, 03/15/32	50	67,972
6.88%, 01/10/39	20	28,323
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	31,570
4.88%, 09/15/41 (Call 03/15/41)	5	6,918
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	60	64,331
4.00%, 06/14/49 (Call 12/14/48)	5	6,311
4.10%, 03/01/47 (Call 09/01/46)	32	40,035
4.20%, 11/21/34 (Call 05/21/34)	5	6,189
4.45%, 11/21/44 (Call 05/21/44)	130	167,280
6.25%, 05/15/38	10	14,267
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	55	65,388
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	36	38,463
3.65%, 03/15/27 (Call 12/15/26)	102	112,120
3.90%, 09/17/29 (Call 06/17/29)	28	31,721
4.00%, 03/15/26 (Call 12/15/25)	68	75,886
4.30%, 03/01/24 (Call 12/01/23)	15	16,322
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	57,977
4.25%, 06/15/23	196	214,375
4.30%, 02/21/48 (Call 08/21/47)	5	6,356
5.75%, 06/15/43	30	43,594
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	193	212,783
3.80%, 03/21/29 (Call 12/21/28)	55	64,934
4.50%, 03/21/49 (Call 09/21/48)	105	139,315
4.65%, 11/01/44 (Call 05/01/44)	5	6,496

		6,971,577

Security	Par (000)	Value

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	$2	$2,459
5.38%, 04/01/38 (Call 10/01/37)	10	12,587
5.75%, 04/01/48 (Call 10/01/47)	30	39,666
6.38%, 10/23/35 (Call 04/23/35)	45	62,654
6.48%, 10/23/45 (Call 04/23/45)	60	85,980
6.83%, 10/23/55 (Call 04/23/55)	10	15,103
Comcast Corp.
3.25%, 11/01/39 (Call 05/01/39)	5	5,705
3.40%, 07/15/46 (Call 01/15/46)	55	63,656
3.45%, 02/01/50 (Call 08/01/49)	145	170,723
3.97%, 11/01/47 (Call 05/01/47)	140	176,329
4.00%, 08/15/47 (Call 02/15/47)	5	6,312
4.00%, 03/01/48 (Call 09/01/47)	5	6,330
4.00%, 11/01/49 (Call 05/01/49)	27	34,548
4.05%, 11/01/52 (Call 05/01/52)	17	22,038
4.60%, 10/15/38 (Call 04/15/38)	37	48,829
4.60%, 08/15/45 (Call 02/15/45)	35	47,300
4.65%, 07/15/42	25	33,789
4.70%, 10/15/48 (Call 04/15/48)	104	146,760
4.95%, 10/15/58 (Call 04/15/58)	60	91,555
5.65%, 06/15/35	21	29,946
6.40%, 03/01/40	10	15,839
6.45%, 03/15/37	35	53,622
6.50%, 11/15/35	55	85,458
6.55%, 07/01/39	5	7,907
6.95%, 08/15/37	52	83,833
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(b)	35	38,890
4.65%, 05/15/50 (Call 11/15/49)	46	55,976
5.00%, 09/20/37 (Call 03/20/37)	20	25,250
5.20%, 09/20/47 (Call 03/20/47)	110	139,790
5.30%, 05/15/49 (Call 11/15/48)	36	46,697
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	10	13,837
5.58%, 01/25/49 (Call 07/25/48)	25	36,454
Grupo Televisa SAB
6.63%, 01/15/40	25	34,189
8.50%, 03/11/32	15	22,529
NBCUniversal Media LLC
4.45%, 01/15/43	45	59,466
5.95%, 04/01/41	120	183,679
6.40%, 04/30/40	10	15,679
Thomson Reuters Corp.
5.50%, 08/15/35	40	52,255
5.65%, 11/23/43 (Call 05/23/43)	37	49,060
5.85%, 04/15/40	50	67,943
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	60	68,686
5.88%, 11/15/40 (Call 05/15/40)	5	6,601
6.55%, 05/01/37	5	6,919
6.75%, 06/15/39	5	7,111
7.30%, 07/01/38	50	73,407
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	23,361
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	30	31,881
3.70%, 12/01/42	15	17,547
4.13%, 06/01/44	12	15,071
4.38%, 08/16/41	45	57,169

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$25	$30,946
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	10	10,911
3.38%, 02/15/28 (Call 12/15/27)	10	11,146
3.70%, 06/01/28 (Call 03/01/28)	5	5,673
4.60%, 01/15/45 (Call 07/15/44)	44	51,782
4.75%, 05/15/25 (Call 04/15/25)	50	57,950
4.85%, 07/01/42 (Call 01/01/42)	15	18,130
4.90%, 08/15/44 (Call 02/15/44)	37	45,047
4.95%, 05/19/50 (Call 11/19/49)	10	12,750
5.85%, 09/01/43 (Call 03/01/43)	35	47,877
5.90%, 10/15/40 (Call 04/15/40)	30	39,533
6.88%, 04/30/36	5	7,158
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	75	76,912
3.35%, 03/24/25	159	176,003
3.60%, 01/13/51 (Call 07/13/50)	92	109,331
3.70%, 09/15/24 (Call 06/15/24)	11	12,129
5.40%, 10/01/43	15	21,623
6.15%, 03/01/37	40	58,075
6.20%, 12/15/34	5	7,532
6.65%, 11/15/37	5	7,781
7.75%, 12/01/45	200	355,330

		3,661,994

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,858
4.38%, 06/15/45 (Call 12/15/44)	38	47,587
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	24	26,857
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	19	21,742
5.25%, 10/01/54 (Call 04/01/54)	5	5,860

		107,904

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	309	356,552
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	140	153,569
4.88%, 03/15/42 (Call 09/15/41)	155	211,483
5.45%, 06/09/44 (Call 12/09/43)	5	7,191
6.25%, 10/01/39	5	7,578
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5	5,628
5.20%, 11/02/40	8	11,607
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	63	81,640
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	48	53,723
5.40%, 02/01/43 (Call 08/01/42)	10	11,479
6.00%, 08/15/40 (Call 02/15/40)	75	90,436
6.13%, 10/01/35	40	50,430
6.25%, 07/15/41 (Call 01/15/41)	25	31,106

		1,072,422

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	30	34,634

Oil & Gas — 1.1%
BP Capital Markets America Inc.
2.75%, 05/10/23	22	23,231
2.77%, 11/10/50 (Call 05/10/50)	5	4,972

Security	Par (000)	Value

Oil & Gas (continued)
2.94%, 04/06/23	$65	$68,732
3.00%, 02/24/50 (Call 08/24/49)	10	10,394
3.22%, 04/14/24 (Call 02/14/24)	5	5,392
3.41%, 02/11/26 (Call 12/11/25)	5	5,600
3.54%, 04/06/27 (Call 02/06/27)	5	5,642
3.59%, 04/14/27 (Call 01/14/27)	63	71,148
3.79%, 02/06/24 (Call 01/06/24)	5	5,457
3.94%, 09/21/28 (Call 06/21/28)	15	17,568
4.23%, 11/06/28 (Call 08/06/28)	68	80,976
BP Capital Markets PLC
2.50%, 11/06/22	50	52,065
2.75%, 05/10/23	55	57,768
3.51%, 03/17/25	5	5,573
Burlington Resources LLC
5.95%, 10/15/36	54	74,550
7.20%, 08/15/31	45	66,270
7.40%, 12/01/31	34	50,436
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	100	105,087
2.90%, 03/03/24 (Call 01/03/24)	38	40,757
2.98%, 05/11/40 (Call 11/11/39)	12	13,321
3.08%, 05/11/50 (Call 11/11/49)	55	61,287
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	9	8,683
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	27	29,129
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	260,454
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	7,203
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	7	9,316
4.88%, 10/01/47 (Call 04/01/47)	5	6,645
Conoco Funding Co., 7.25%, 10/15/31	15	22,113
ConocoPhillips
5.90%, 10/15/32	37	49,806
5.90%, 05/15/38	225	319,516
6.50%, 02/01/39	40	60,819
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	20	25,181
4.95%, 03/15/26 (Call 12/15/25)	210	252,092
5.95%, 03/15/46 (Call 09/15/45)	5	7,617
6.95%, 04/15/29	70	97,468
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	50	52,893
3.50%, 12/01/29 (Call 09/01/29)	74	77,540
Ecopetrol SA
5.88%, 05/28/45	95	112,963
7.38%, 09/18/43	20	26,966
Eni USA Inc., 7.30%, 11/15/27	45	58,708
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	33	40,160
4.95%, 04/15/50 (Call 10/15/49)	16	21,971
Equinor ASA
2.65%, 01/15/24	276	293,120
2.88%, 04/06/25 (Call 03/06/25)	163	177,256
3.00%, 04/06/27 (Call 02/06/27)	200	222,052
3.13%, 04/06/30 (Call 01/06/30)	25	28,225
3.25%, 11/10/24	280	307,770
3.63%, 09/10/28 (Call 06/10/28)	79	91,932
3.70%, 04/06/50 (Call 10/06/49)	25	30,110
3.95%, 05/15/43	117	142,600
4.25%, 11/23/41	37	46,312
4.80%, 11/08/43	35	46,969

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 08/17/40	$50	$69,447
Exxon Mobil Corp.
1.57%, 04/15/23	150	154,265
2.28%, 08/16/26 (Call 06/16/26)	5	5,371
2.99%, 03/19/25 (Call 02/19/25)	5	5,463
3.00%, 08/16/39 (Call 02/16/39)	5	5,403
3.04%, 03/01/26 (Call 12/01/25)	180	198,934
3.10%, 08/16/49 (Call 02/16/49)	45	48,021
3.45%, 04/15/51 (Call 10/15/50)	54	61,657
3.48%, 03/19/30 (Call 12/19/29)	180	208,523
3.57%, 03/06/45 (Call 09/06/44)	97	110,924
4.11%, 03/01/46 (Call 09/01/45)	5	6,136
4.23%, 03/19/40 (Call 09/19/39)	40	49,661
4.33%, 03/19/50 (Call 09/19/49)	130	168,316
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	90	93,592
4.30%, 04/01/27 (Call 01/01/27)	135	145,514
5.60%, 02/15/41	154	181,090
5.80%, 04/01/47 (Call 10/01/46)	60	73,419
6.00%, 01/15/40	20	24,310
7.13%, 03/15/33	5	6,293
7.30%, 08/15/31	40	49,540
7.88%, 10/01/29	25	31,460
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	10	10,879
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	15	15,941
4.40%, 07/15/27 (Call 04/15/27)	31	33,671
5.20%, 06/01/45 (Call 12/01/44)	94	102,985
6.60%, 10/01/37	60	70,792
6.80%, 03/15/32	10	11,805
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	75	80,223
4.70%, 05/01/25 (Call 04/01/25)	39	44,261
4.75%, 09/15/44 (Call 03/15/44)	6	6,691
5.00%, 09/15/54 (Call 03/15/54)	15	16,548
5.13%, 12/15/26 (Call 09/15/26)	25	29,463
6.50%, 03/01/41 (Call 09/01/40)	25	31,882
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	30	38,038
4.95%, 08/15/47 (Call 02/15/47)	49	67,520
5.05%, 11/15/44 (Call 05/15/44)	10	13,662
5.25%, 11/15/43 (Call 05/15/43)	25	34,661
6.00%, 03/01/41 (Call 09/01/40)	5	7,325
Phillips 66
3.70%, 04/06/23	143	153,130
3.85%, 04/09/25 (Call 03/09/25)	10	11,184
3.90%, 03/15/28 (Call 12/15/27)	63	71,751
4.30%, 04/01/22	75	78,775
4.65%, 11/15/34 (Call 05/15/34)	15	17,817
4.88%, 11/15/44 (Call 05/15/44)	110	139,239
5.88%, 05/01/42	22	29,934
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	10	11,581
Total Capital Canada Ltd., 2.75%, 07/15/23	10	10,615
Total Capital International SA
2.70%, 01/25/23	75	78,791
2.83%, 01/10/30 (Call 10/10/29)	130	145,175
3.13%, 05/29/50 (Call 11/29/49)	138	150,659
3.46%, 07/12/49 (Call 01/12/49)	5	5,810

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
2.70%, 04/15/23	$50	$51,905
3.40%, 09/15/26 (Call 06/15/26)	15	16,217
4.35%, 06/01/28 (Call 03/01/28)	30	33,726
4.90%, 03/15/45	35	40,312
6.63%, 06/15/37	75	98,296
7.50%, 04/15/32	14	19,203

		7,237,621

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	792	827,070
3.14%, 11/07/29 (Call 08/07/29)	125	135,746
3.34%, 12/15/27 (Call 09/15/27)	225	248,074
4.08%, 12/15/47 (Call 06/15/47)	40	46,068
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	154,278
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	23	23,602
3.50%, 08/01/23 (Call 05/01/23)	14	14,878
4.50%, 11/15/41 (Call 05/15/41)	50	52,901
4.75%, 08/01/43 (Call 02/01/43)	40	43,125
4.85%, 11/15/35 (Call 05/15/35)	50	56,787
5.00%, 11/15/45 (Call 05/15/45)	55	62,141
6.70%, 09/15/38	14	18,172
7.45%, 09/15/39	93	130,477
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	51	51,771
3.95%, 12/01/42 (Call 06/01/42)	15	14,525
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	12	12,631
3.65%, 12/01/23 (Call 09/01/23)	60	64,789

		1,957,035

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	50	55,846
4.50%, 05/15/28 (Call 02/15/28)	111	131,537
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	25	26,858
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	5	6,227
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	15	20,494
WestRock MWV LLC, 8.20%, 01/15/30	30	42,434

		283,396

Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 11/21/22	115	119,046
2.85%, 05/14/23 (Call 03/14/23)	65	68,399
2.90%, 11/06/22	182	190,419
2.95%, 11/21/26 (Call 09/21/26)	18	19,881
3.20%, 11/06/22 (Call 09/06/22)	60	62,847
3.20%, 11/21/29 (Call 08/21/29)	206	233,126
3.60%, 05/14/25 (Call 02/14/25)	5	5,564
3.75%, 11/14/23 (Call 10/14/23)	55	60,127
4.05%, 11/21/39 (Call 05/21/39)	50	60,764
4.25%, 11/14/28 (Call 08/14/28)	15	18,101
4.25%, 11/21/49 (Call 05/21/49)	112	141,527
4.30%, 05/14/36 (Call 11/14/35)	35	43,241
4.40%, 11/06/42	70	88,098
4.45%, 05/14/46 (Call 11/14/45)	107	135,600
4.50%, 05/14/35 (Call 11/14/34)	111	140,778

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.63%, 10/01/42 (Call 04/01/42)	$57	$73,209
4.70%, 05/14/45 (Call 11/14/44)	85	110,814
4.75%, 03/15/45 (Call 09/15/44)	5	6,554
4.85%, 06/15/44 (Call 12/15/43)	10	13,245
4.88%, 11/14/48 (Call 05/14/48)	28	38,075
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	30	32,885
4.25%, 03/01/45 (Call 09/01/44)	25	29,627
4.30%, 12/15/47 (Call 06/15/47)	12	14,625
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	65	66,858
3.13%, 06/12/27 (Call 03/12/27)	90	101,257
3.38%, 11/16/25	208	233,873
3.50%, 08/17/23 (Call 07/17/23)	75	80,971
4.00%, 09/18/42	10	12,548
4.38%, 11/16/45	60	80,303
4.38%, 08/17/48 (Call 02/17/48)	24	32,738
6.45%, 09/15/37	85	131,793
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	25	27,035
3.70%, 06/06/27 (Call 03/06/27)	247	283,539
3.79%, 05/20/50 (Call 11/20/49)	40	47,276
4.67%, 06/06/47 (Call 12/06/46)	10	13,093
4.69%, 12/15/44 (Call 06/15/44)	18	23,324
Bristol-Myers Squibb Co.
3.25%, 02/27/27	45	51,127
3.25%, 08/01/42	10	11,615
3.40%, 07/26/29 (Call 04/26/29)	120	139,990
4.13%, 06/15/39 (Call 12/15/38)	15	19,320
4.25%, 10/26/49 (Call 04/26/49)	118	160,006
4.35%, 11/15/47 (Call 05/15/47)	30	40,694
4.55%, 02/20/48 (Call 08/20/47)	17	23,723
4.63%, 05/15/44 (Call 11/15/43)	10	13,660
5.00%, 08/15/45 (Call 02/15/45)	61	88,615
5.25%, 08/15/43	10	14,313
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	60	61,824
3.08%, 06/15/24 (Call 04/15/24)	280	300,905
3.20%, 03/15/23	25	26,498
3.41%, 06/15/27 (Call 03/15/27)	183	206,345
3.50%, 11/15/24 (Call 08/15/24)	217	238,220
3.75%, 09/15/25 (Call 06/15/25)	104	117,453
4.37%, 06/15/47 (Call 12/15/46)	57	66,741
4.50%, 11/15/44 (Call 05/15/44)	25	28,956
4.60%, 03/15/43	10	11,536
4.90%, 09/15/45 (Call 03/15/45)	53	64,627
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	26	27,665
3.40%, 03/15/50 (Call 09/15/49)	115	129,843
3.75%, 07/15/23 (Call 06/15/23)	63	68,189
3.88%, 10/15/47 (Call 04/15/47)	45	53,828
4.13%, 11/15/25 (Call 09/15/25)	43	49,384
4.38%, 10/15/28 (Call 07/15/28)	199	239,272
4.80%, 08/15/38 (Call 02/15/38)	50	65,195
4.80%, 07/15/46 (Call 01/16/46)	35	46,620
4.90%, 12/15/48 (Call 06/15/48)	55	75,712
6.13%, 11/15/41	122	182,469
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	10	10,701
2.75%, 12/01/22 (Call 09/01/22)	50	52,029

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 08/15/26 (Call 06/15/26)	$25	$27,505
3.25%, 08/15/29 (Call 05/15/29)	30	33,458
3.38%, 08/12/24 (Call 05/12/24)	44	48,033
3.50%, 07/20/22 (Call 05/20/22)	50	52,258
3.63%, 04/01/27 (Call 02/01/27)	50	56,881
3.75%, 04/01/30 (Call 01/01/30)	105	121,826
3.88%, 07/20/25 (Call 04/20/25)	55	62,133
4.10%, 03/25/25 (Call 01/25/25)	10	11,338
4.25%, 04/01/50 (Call 10/01/49)	20	25,087
4.30%, 03/25/28 (Call 12/25/27)	174	204,617
4.78%, 03/25/38 (Call 09/25/37)	237	300,428
4.88%, 07/20/35 (Call 01/20/35)	15	19,360
5.05%, 03/25/48 (Call 09/25/47)	230	310,005
5.13%, 07/20/45 (Call 01/20/45)	115	154,799
5.30%, 12/05/43 (Call 06/05/43)	25	33,694
6.13%, 09/15/39	20	29,103
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	14	13,652
2.35%, 05/15/22	50	51,539
2.75%, 06/01/25 (Call 03/01/25)	38	41,491
3.70%, 03/01/45 (Call 09/01/44)	20	24,254
3.95%, 05/15/47 (Call 11/15/46)	97	123,358
3.95%, 03/15/49 (Call 09/15/48)	2	2,636
4.15%, 03/15/59 (Call 09/15/58)	64	87,958
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	10	10,559
3.38%, 05/15/23	50	53,667
3.63%, 05/15/25	50	56,442
3.88%, 05/15/28	39	46,346
4.20%, 03/18/43	5	6,468
6.38%, 05/15/38	30	47,643
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	83	86,019
2.88%, 06/01/22 (Call 05/01/22)	503	521,254
3.00%, 06/01/24 (Call 05/01/24)	111	120,068
3.38%, 06/01/29 (Call 03/01/29)	9	10,400
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	12	13,054
2.63%, 01/15/25 (Call 11/15/24)	175	189,808
3.40%, 01/15/38 (Call 07/15/37)	5	6,023
3.50%, 01/15/48 (Call 07/15/47)	20	25,125
3.70%, 03/01/46 (Call 09/01/45)	143	183,555
3.75%, 03/03/47 (Call 09/03/46)	20	26,013
4.50%, 09/01/40	10	13,772
4.50%, 12/05/43 (Call 06/05/43)	41	57,994
4.85%, 05/15/41	7	9,818
5.95%, 08/15/37	40	62,668
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	10	12,334
6.00%, 03/01/41 (Call 09/01/40)	5	6,789
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	53	61,007
4.60%, 06/01/44 (Call 12/01/43)	10	13,498
5.90%, 11/01/39	58	86,428
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	50	51,654
2.75%, 02/10/25 (Call 11/10/24)	133	144,115
2.80%, 05/18/23	50	53,076
3.40%, 03/07/29 (Call 12/07/28)	10	11,672
3.70%, 02/10/45 (Call 08/10/44)	105	131,288

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 03/07/39 (Call 09/07/38)	$35	$44,357
4.00%, 03/07/49 (Call 09/07/48)	77	101,929
4.15%, 05/18/43	35	45,993
6.55%, 09/15/37	7	11,162
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	10	14,568
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	15	19,883
5.40%, 11/29/43 (Call 05/29/43)	20	26,584
Pfizer Inc.
4.10%, 09/15/38 (Call 03/15/38)	40	51,121
4.13%, 12/15/46	17	22,347
4.20%, 09/15/48 (Call 03/15/48)	45	60,275
4.30%, 06/15/43	33	43,576
4.40%, 05/15/44	10	13,427
5.60%, 09/15/40	5	7,338
7.20%, 03/15/39	23	39,397
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	46	49,450
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	50	53,033
3.20%, 09/23/26 (Call 06/23/26)	54	60,320
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	50	66,004
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(b)	80	91,212
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	30	33,563
3.25%, 02/01/23 (Call 11/01/22)	88	92,744
3.90%, 08/20/28 (Call 05/20/28)	16	18,931
3.95%, 09/12/47 (Call 03/12/47)	40	50,454
4.45%, 08/20/48 (Call 02/20/48)	20	26,754
4.50%, 11/13/25 (Call 08/13/25)	185	216,348
4.70%, 02/01/43 (Call 08/01/42)	42	57,114

		10,800,089

Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	10	10,109
4.80%, 05/03/29 (Call 02/03/29)	149	168,014
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	40	43,782
5.13%, 06/30/27 (Call 01/01/27)	15	17,429
5.88%, 03/31/25 (Call 10/02/24)	25	28,662
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	5,757
5.80%, 06/01/45 (Call 12/01/44)	15	20,203
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	25	23,229
4.95%, 05/15/28 (Call 02/15/28)	15	14,762
5.00%, 05/15/44 (Call 11/15/43)	17	14,758
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	42	51,156
7.38%, 10/15/45 (Call 04/15/45)	55	82,488
Series B, 7.50%, 04/15/38	15	21,074
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	10	10,555
3.13%, 11/15/29 (Call 08/15/29)	13	14,122
3.70%, 07/15/27 (Call 04/15/27)	34	38,311
4.00%, 11/15/49 (Call 05/15/49)	10	11,212
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	75	87,363
4.45%, 02/15/43 (Call 08/15/42)	28	32,988
4.85%, 08/15/42 (Call 02/15/42)	5	6,141
4.85%, 03/15/44 (Call 09/15/43)	20	24,514

Security	Par (000)	Value

Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$35	$43,573
4.95%, 10/15/54 (Call 04/15/54)	15	18,610
5.10%, 02/15/45 (Call 08/15/44)	5	6,363
5.38%, 02/15/78 (Call 02/15/28)(a)	75	71,265
5.70%, 02/15/42	10	13,314
6.13%, 10/15/39	5	6,797
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	70	64,793
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	19,694
Series H, 6.65%, 10/15/34	5	6,942
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	30	32,093
5.40%, 09/01/44 (Call 03/01/44)	52	63,714
5.50%, 03/01/44 (Call 09/01/43)	41	50,845
5.80%, 03/15/35	30	37,472
6.38%, 03/01/41	32	41,222
6.50%, 02/01/37	20	25,222
6.50%, 09/01/39	53	68,904
6.95%, 01/15/38	38	51,172
7.30%, 08/15/33	60	82,833
7.40%, 03/15/31	15	19,956
7.50%, 11/15/40	16	22,503
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	5	4,876
5.05%, 02/15/46 (Call 08/15/45)	5	5,954
5.20%, 03/01/48 (Call 09/01/47)	60	74,408
5.55%, 06/01/45 (Call 12/01/44)	160	202,846
7.80%, 08/01/31	5	7,036
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	71	77,580
4.20%, 10/03/47 (Call 04/03/47)	51	56,772
4.25%, 09/15/46 (Call 03/15/46)	25	27,857
4.85%, 02/01/49 (Call 08/01/48)	7	8,512
5.15%, 10/15/43 (Call 04/15/43)	20	24,341
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	25	27,517
4.13%, 03/01/27 (Call 12/01/26)	13	14,737
4.25%, 12/01/27 (Call 09/01/27)	5	5,723
4.50%, 04/15/38 (Call 10/15/37)	5	5,563
4.70%, 04/15/48 (Call 10/15/47)	53	59,576
4.80%, 02/15/29 (Call 11/15/28)	84	98,817
4.90%, 04/15/58 (Call 10/15/57)	15	16,653
5.20%, 03/01/47 (Call 09/01/46)	30	35,331
5.20%, 12/01/47 (Call 06/01/47)	15	17,589
5.50%, 02/15/49 (Call 08/15/48)	65	80,732
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4	4,030
4.00%, 07/13/27 (Call 04/13/27)	44	47,647
4.35%, 03/15/29 (Call 12/15/28)	35	38,561
4.45%, 09/01/49 (Call 03/01/49)	90	89,698
4.55%, 07/15/28 (Call 04/15/28)	98	108,552
4.95%, 07/13/47 (Call 01/06/47)	92	97,070
5.20%, 07/15/48 (Call 01/15/48)	33	35,939
6.00%, 06/15/35	40	46,865
7.50%, 09/01/23 (Call 06/01/23)	55	63,162
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	26	27,088
4.90%, 03/15/25 (Call 12/15/24)	145	161,080
6.13%, 02/01/41 (Call 08/01/40)	60	69,244
6.20%, 09/15/43 (Call 03/15/43)	32	37,410
6.65%, 10/01/36	15	17,917

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.85%, 10/15/37	$20	$24,124
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,107
4.90%, 10/01/46 (Call 04/01/46)	25	27,004
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	10,258
4.30%, 01/31/43 (Call 07/31/42)	5	4,697
4.50%, 12/15/26 (Call 09/15/26)	10	10,975
4.70%, 06/15/44 (Call 12/15/43)	10	9,834
4.90%, 02/15/45 (Call 08/15/44)	10	10,076
5.15%, 06/01/42 (Call 12/01/41)	5	5,203
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	17	19,136
4.50%, 05/15/30 (Call 11/15/29)(b)	10	11,715
5.00%, 03/15/27 (Call 09/15/26)	25	28,998
5.88%, 06/30/26 (Call 12/31/25)	10	11,987
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	70	80,016
5.95%, 09/25/43 (Call 03/25/43)	7	8,901
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	80	89,011
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	49,812
7.63%, 04/01/37	10	13,899
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	61,789
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50	51,695
3.75%, 10/16/23 (Call 07/16/23)	50	54,138
4.25%, 05/15/28 (Call 02/15/28)	100	117,210
4.63%, 03/01/34 (Call 12/01/33)	10	11,932
4.75%, 05/15/38 (Call 11/15/37)	35	43,153
4.88%, 01/15/26 (Call 10/15/25)	25	29,601
4.88%, 05/15/48 (Call 11/15/47)	30	38,589
5.00%, 10/16/43 (Call 04/16/43)	44	54,416
5.10%, 03/15/49 (Call 09/15/48)	70	93,501
5.85%, 03/15/36	15	20,021
6.10%, 06/01/40	34	46,288
6.20%, 10/15/37	60	83,523
7.25%, 08/15/38	20	30,149
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(b)	65	71,902
4.60%, 03/15/48 (Call 09/15/47)	70	82,937
5.40%, 08/15/41 (Call 02/15/41)	5	6,236
7.85%, 02/01/26 (Call 11/01/25)	8	10,409
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	60	68,011
4.50%, 03/15/28 (Call 12/15/27)	43	48,305
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	58	67,389
5.10%, 09/15/45 (Call 03/15/45)	35	42,111
5.40%, 03/04/44 (Call 09/04/43)	20	23,981
5.75%, 06/24/44 (Call 12/24/43)	10	12,623
5.80%, 11/15/43 (Call 05/15/43)	20	24,823
6.30%, 04/15/40	25	32,812
8.75%, 03/15/32	20	28,945
Series A, 7.50%, 01/15/31	5	6,602

		4,851,443

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	5	5,582

Security	Par (000)	Value

Real Estate (continued)
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$180	$211,057
5.25%, 03/15/25 (Call 12/15/24)	170	196,914

		413,553

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	10	11,069
3.95%, 01/15/27 (Call 10/15/26)	13	14,897
4.00%, 02/01/50 (Call 08/01/49)	35	43,255
4.30%, 01/15/26 (Call 10/15/25)	9	10,406
4.70%, 07/01/30 (Call 04/01/30)	207	256,713
4.85%, 04/15/49 (Call 10/15/48)	23	31,631
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	40	41,108
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	13	15,735
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	10	10,621
2.75%, 01/15/27 (Call 11/15/26)	20	21,665
2.95%, 01/15/25 (Call 12/15/24)	15	16,230
3.00%, 06/15/23	45	47,806
3.13%, 01/15/27 (Call 10/15/26)	30	32,950
3.38%, 05/15/24 (Call 04/15/24)	10	10,875
3.38%, 10/15/26 (Call 07/15/26)	130	145,647
3.50%, 01/31/23	75	79,762
3.55%, 07/15/27 (Call 04/15/27)	50	56,350
3.60%, 01/15/28 (Call 10/15/27)	180	204,487
3.80%, 08/15/29 (Call 05/15/29)	20	23,133
3.95%, 03/15/29 (Call 12/15/28)	30	34,837
4.00%, 06/01/25 (Call 03/01/25)	220	247,738
4.40%, 02/15/26 (Call 11/15/25)	75	86,615
4.70%, 03/15/22	50	52,629
AvalonBay Communities Inc.
3.30%, 06/01/29 (Call 03/01/29)	32	36,086
3.50%, 11/15/25 (Call 08/15/25)	10	11,247
3.90%, 10/15/46 (Call 04/15/46)	14	16,862
4.35%, 04/15/48 (Call 10/15/47)	155	200,389
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	90	97,233
2.90%, 03/15/30 (Call 12/15/29)	15	15,900
3.40%, 06/21/29 (Call 03/21/29)	91	100,346
3.65%, 02/01/26 (Call 11/03/25)	70	78,957
4.50%, 12/01/28 (Call 09/01/28)	20	23,854
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	70	73,025
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	52	58,721
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	15	16,837
3.35%, 11/01/49 (Call 05/01/49)	5	5,548
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	31	32,589
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	205	232,302
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	55	60,345
3.15%, 07/15/23 (Call 06/15/23)	75	79,861
3.20%, 09/01/24 (Call 07/01/24)	133	144,125
3.65%, 09/01/27 (Call 06/01/27)	15	16,961
3.80%, 02/15/28 (Call 11/15/27)	65	74,116

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 03/01/27 (Call 12/01/26)	$10	$11,443
4.00%, 11/15/49 (Call 05/15/49)	5	5,833
4.30%, 02/15/29 (Call 11/15/28)	68	80,473
4.45%, 02/15/26 (Call 11/15/25)	49	56,514
4.75%, 05/15/47 (Call 11/15/46)	42	53,487
5.20%, 02/15/49 (Call 08/15/48)	111	151,070
5.25%, 01/15/23	75	82,309
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	10	10,830
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	31	33,462
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	5	5,743
3.70%, 08/15/27 (Call 05/15/27)	9	10,343
4.45%, 07/15/28 (Call 04/15/28)	15	17,936
4.75%, 10/01/25 (Call 07/01/25)	35	41,051
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	10	10,982
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	10	10,222
2.63%, 11/18/24 (Call 10/18/24)	100	106,594
2.90%, 11/18/26 (Call 09/18/26)	80	87,272
3.20%, 11/18/29 (Call 08/18/29)	139	153,430
5.38%, 05/15/27 (Call 05/15/22)	115	125,306
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	25	26,780
4.00%, 08/01/47 (Call 02/01/47)	5	6,119
4.15%, 12/01/28 (Call 09/01/28)	5	5,935
4.50%, 06/01/45 (Call 12/01/44)	11	14,294
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	10	12,872
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	25	26,910
5.30%, 01/15/29 (Call 10/15/28)	30	34,549
5.75%, 06/01/28 (Call 03/03/28)	25	29,281
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	30	32,854
3.50%, 07/15/29 (Call 04/15/29)	44	49,724
3.88%, 08/15/24 (Call 05/15/24)	50	55,377
6.75%, 02/01/41 (Call 08/01/40)	65	94,567
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	142,804
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	26,951
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	25	28,853
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	34	36,093
4.25%, 08/15/29 (Call 05/15/29)	75	85,767
4.38%, 10/01/25 (Call 07/01/25)	25	27,982
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	45	47,191
3.70%, 10/01/49 (Call 04/01/49)	35	36,595
3.80%, 04/01/27 (Call 01/01/27)	25	28,171
4.25%, 04/01/45 (Call 10/01/44)	10	10,947
4.45%, 09/01/47 (Call 03/01/47)	25	28,328
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	25	28,189
Mid-America Apartments LP, 2.75%, 03/15/30 (Call 12/15/29)	12	13,075
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	10	10,427
4.50%, 04/01/27 (Call 01/01/27)	15	16,534
4.75%, 01/15/28 (Call 10/15/27)	15	16,768

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	$75	$80,106
2.25%, 04/15/30 (Call 01/15/30)	65	69,738
3.00%, 04/15/50 (Call 10/15/49)	25	27,747
3.75%, 11/01/25 (Call 08/01/25)	247	281,256
3.88%, 09/15/28 (Call 06/15/28)	53	62,096
4.38%, 02/01/29 (Call 11/01/28)	25	30,761
4.38%, 09/15/48 (Call 03/15/48)	90	123,129
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	55	57,662
4.40%, 02/01/47 (Call 08/01/46)	5	5,680
4.65%, 03/15/49 (Call 09/15/48)	35	41,490
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	25	25,825
5.13%, 08/15/26 (Call 05/15/26)	109	120,386
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	15	16,497
3.25%, 09/13/49 (Call 03/13/49)	50	49,023
3.80%, 07/15/50 (Call 01/15/50)	75	80,335
4.25%, 10/01/44 (Call 04/01/44)	20	22,384
4.25%, 11/30/46 (Call 05/30/46)	12	13,436
4.75%, 03/15/42 (Call 09/15/41)	5	5,946
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	15	16,006
4.70%, 06/01/27 (Call 03/01/27)	125	133,812
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	5	5,534
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	45	51,478
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	35	34,797
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	27,361
3.00%, 08/15/31 (Call 05/15/31)	50	54,832
3.50%, 01/15/28 (Call 10/15/27)	15	16,816
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	20	21,645
3.85%, 04/01/27 (Call 01/01/27)	65	72,051
4.38%, 02/01/45 (Call 08/01/44)	12	12,983
4.88%, 04/15/49 (Call 10/15/48)	54	66,496
5.70%, 09/30/43 (Call 03/30/43)	30	38,269
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	5	5,421
3.63%, 03/15/24 (Call 02/15/24)	50	54,449
4.00%, 06/01/25 (Call 03/01/25)	10	11,289
4.25%, 04/01/26 (Call 01/01/26)	11	12,765
4.50%, 01/15/24 (Call 10/15/23)	10	10,995
6.50%, 03/15/41 (Call 09/15/40)	50	69,409
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	45	52,883
4.00%, 04/15/30 (Call 01/15/30)	25	29,420
6.95%, 10/01/27	90	116,647
7.38%, 03/15/32	50	74,321
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	16,879

		7,019,755

Retail — 0.6%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	10	10,743
3.80%, 11/15/27 (Call 08/15/27)	130	143,227
4.75%, 06/01/30 (Call 03/01/30)	80	96,398
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	175	209,239

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	$44	$48,032
4.55%, 02/15/48 (Call 08/15/47)	53	58,066
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	25	26,900
2.50%, 04/15/27 (Call 02/15/27)	50	54,625
2.63%, 06/01/22 (Call 05/01/22)	30	31,004
2.70%, 04/15/30 (Call 01/15/30)	40	44,576
2.95%, 06/15/29 (Call 03/15/29)	400	452,572
3.25%, 03/01/22	25	25,942
3.30%, 04/15/40 (Call 10/15/39)	6	7,079
3.35%, 09/15/25 (Call 06/15/25)	25	28,179
3.35%, 04/15/50 (Call 10/15/49)	9	10,683
3.50%, 09/15/56 (Call 03/15/56)	80	97,613
3.90%, 12/06/28 (Call 09/06/28)	50	59,806
3.90%, 06/15/47 (Call 12/15/46)	35	44,760
4.20%, 04/01/43 (Call 10/01/42)	20	26,220
4.25%, 04/01/46 (Call 10/01/45)	67	88,893
4.40%, 03/15/45 (Call 09/15/44)	41	54,774
4.50%, 12/06/48 (Call 06/06/48)	45	62,857
4.88%, 02/15/44 (Call 08/15/43)	40	56,781
5.40%, 09/15/40 (Call 03/15/40)	5	7,325
5.88%, 12/16/36	117	178,328
5.95%, 04/01/41 (Call 10/01/40)	105	163,806
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	35	35,813
5.55%, 07/17/45 (Call 01/17/45)	17	16,669
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	50	55,941
3.65%, 04/05/29 (Call 01/05/29)	85	98,968
4.00%, 04/15/25 (Call 03/15/25)	50	56,871
4.05%, 05/03/47 (Call 11/03/46)	90	110,868
4.25%, 09/15/44 (Call 03/15/44)	5	6,001
4.38%, 09/15/45 (Call 03/15/45)	40	51,202
4.50%, 04/15/30 (Call 01/15/30)	95	117,607
4.65%, 04/15/42 (Call 10/15/41)	45	59,051
5.00%, 04/15/40 (Call 10/15/39)	5	6,785
5.50%, 10/15/35	28	38,816
6.50%, 03/15/29	15	20,342
McDonald’s Corp.
3.63%, 05/01/43	30	34,982
3.63%, 09/01/49 (Call 03/01/49)	25	29,302
3.70%, 02/15/42	5	5,874
3.80%, 04/01/28 (Call 01/01/28)	41	47,973
4.20%, 04/01/50 (Call 10/01/49)	30	38,555
4.45%, 03/01/47 (Call 09/01/46)	10	12,954
4.45%, 09/01/48 (Call 03/01/48)	10	13,143
4.60%, 05/26/45 (Call 11/26/44)	100	131,419
4.88%, 07/15/40	35	46,824
4.88%, 12/09/45 (Call 06/09/45)	15	20,491
6.30%, 10/15/37	25	38,075
6.30%, 03/01/38	50	76,336
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	12	14,420
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	35	37,050
3.50%, 03/01/28 (Call 12/01/27)	66	75,782
3.50%, 11/15/50 (Call 05/15/50)	44	50,171
3.75%, 12/01/47 (Call 06/01/47)	73	85,215
3.80%, 08/15/25 (Call 06/15/25)	10	11,338
4.30%, 06/15/45 (Call 12/10/44)	17	21,127

Security	Par (000)	Value

Retail (continued)
4.50%, 11/15/48 (Call 05/15/48)	$24	$31,212
Target Corp.
2.65%, 09/15/30 (Call 06/15/30)	100	111,875
3.38%, 04/15/29 (Call 01/15/29)	50	58,529
3.63%, 04/15/46	106	135,078
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	33	39,672
4.50%, 04/15/50 (Call 10/15/49)	38	54,391
Walgreen Co., 4.40%, 09/15/42	20	22,165
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	5	5,732
4.80%, 11/18/44 (Call 05/18/44)	115	132,190

		4,145,237

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	30	33,163
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	50	52,662
2.95%, 04/01/25 (Call 03/01/25)	75	81,937
3.13%, 12/05/23 (Call 10/05/23)	50	53,744
3.90%, 12/15/25 (Call 09/15/25)	60	68,458
5.30%, 12/15/45 (Call 06/15/45)	88	121,353
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	181	206,186
3.90%, 10/01/25 (Call 07/01/25)	60	68,863
4.35%, 04/01/47 (Call 10/01/46)	40	55,943
5.10%, 10/01/35 (Call 04/01/35)	10	13,997
5.85%, 06/15/41	25	39,020
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	63	64,756
2.60%, 05/19/26 (Call 02/19/26)	205	224,405
2.70%, 12/15/22	27	28,322
2.88%, 05/11/24 (Call 03/11/24)	10	10,774
3.10%, 07/29/22	55	57,580
3.15%, 05/11/27 (Call 02/11/27)	15	16,898
3.25%, 11/15/49 (Call 05/15/49)	25	28,750
3.70%, 07/29/25 (Call 04/29/25)	50	56,544
3.73%, 12/08/47 (Call 06/08/47)	127	155,528
4.00%, 12/15/32	96	120,521
4.10%, 05/19/46 (Call 11/19/45)	17	22,040
4.10%, 05/11/47 (Call 11/11/46)	30	38,833
4.75%, 03/25/50 (Call 09/25/49)	84	118,987
4.80%, 10/01/41	5	6,940
4.90%, 07/29/45 (Call 01/29/45)	17	24,031
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	5	5,624
5.00%, 03/15/49 (Call 09/15/48)	25	35,035
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	22	23,898
3.13%, 06/15/60 (Call 12/15/59)	4	4,526
3.75%, 03/15/26 (Call 01/15/26)	60	68,836
3.80%, 03/15/25 (Call 12/15/24)	29	32,569
4.00%, 03/15/29 (Call 12/15/28)	24	28,838
4.88%, 03/15/49 (Call 09/15/48)	50	72,524
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	60	64,838
4.88%, 06/22/28 (Call 03/22/28)	10	11,941
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	29	33,425
4.64%, 02/06/24 (Call 01/06/24)	80	89,046
4.98%, 02/06/26 (Call 12/06/25)	75	87,898

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.33%, 02/06/29 (Call 11/06/28)	$35	$42,948
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	160	179,366
3.20%, 09/16/26 (Call 06/16/26)	384	433,651
3.50%, 04/01/40 (Call 10/01/39)	65	78,651
3.50%, 04/01/50 (Call 10/01/49)	110	133,632
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	35	47,302
4.80%, 05/20/45 (Call 11/20/44)	20	28,606
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	300	310,062
1.75%, 05/04/30 (Call 02/04/30)	50	51,753
1.85%, 05/15/22 (Call 04/15/22)	50	51,086
2.25%, 09/04/29 (Call 06/04/29)	64	69,025
2.63%, 05/15/24 (Call 03/15/24)	405	433,014
2.90%, 11/03/27 (Call 08/03/27)	90	100,813
3.88%, 03/15/39 (Call 09/15/38)	105	133,431
4.15%, 05/15/48 (Call 11/15/47)	20	27,535
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	26	28,008

		4,478,116

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)(b)	34	40,164

Software — 1.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	5	4,833
4.50%, 06/15/47 (Call 12/15/46)	39	50,645
Adobe Inc.
1.70%, 02/01/23	50	51,579
1.90%, 02/01/25 (Call 01/01/25)	416	439,026
2.15%, 02/01/27 (Call 12/01/26)	7	7,520
2.30%, 02/01/30 (Call 11/01/29)	70	76,083
3.25%, 02/01/25 (Call 11/01/24)	25	27,623
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	230	255,213
3.50%, 06/15/27 (Call 03/15/27)	41	46,481
4.38%, 06/15/25 (Call 03/15/25)	85	96,624
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	30	33,774
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	25	28,074
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	10	10,737
4.50%, 12/01/27 (Call 09/01/27)	80	91,934
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	100	119,145
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	240	256,918
3.50%, 07/01/29 (Call 04/01/29)	5	5,746
3.80%, 10/01/23 (Call 09/01/23)	50	54,495
3.85%, 06/01/25 (Call 03/01/25)	10	11,286
4.20%, 10/01/28 (Call 07/01/28)	25	29,773
4.40%, 07/01/49 (Call 01/01/49)	56	74,085
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	850	887,374
2.13%, 11/15/22	472	489,530
2.38%, 05/01/23 (Call 02/01/23)	290	303,273
2.40%, 08/08/26 (Call 05/08/26)	487	530,723
2.53%, 06/01/50 (Call 12/01/49)	228	245,091
2.65%, 11/03/22 (Call 09/03/22)	630	656,718
2.68%, 06/01/60 (Call 12/01/59)	139	151,912

Security	Par (000)	Value

Software (continued)
2.70%, 02/12/25 (Call 11/12/24)	$405	$439,680
2.88%, 02/06/24 (Call 12/06/23)	250	268,365
3.13%, 11/03/25 (Call 08/03/25)	529	590,861
3.30%, 02/06/27 (Call 11/06/26)	412	470,553
3.45%, 08/08/36 (Call 02/08/36)	156	193,034
3.50%, 02/12/35 (Call 08/12/34)	290	360,032
3.63%, 12/15/23 (Call 09/15/23)	435	475,472
3.70%, 08/08/46 (Call 02/08/46)	160	205,333
3.75%, 02/12/45 (Call 08/12/44)	4	5,174
3.95%, 08/08/56 (Call 02/08/56)	50	68,791
4.10%, 02/06/37 (Call 08/06/36)	26	34,177
4.20%, 11/03/35 (Call 05/03/35)	55	73,297
4.25%, 02/06/47 (Call 08/06/46)	18	25,245
4.45%, 11/03/45 (Call 05/03/45)	105	150,020
4.50%, 02/06/57 (Call 08/06/56)	8	12,120
5.20%, 06/01/39	6	8,942
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	5	5,840
3.60%, 04/01/50 (Call 10/01/49)	223	259,463
3.80%, 11/15/37 (Call 05/15/37)	170	203,560
3.85%, 07/15/36 (Call 01/15/36)	15	18,203
3.85%, 04/01/60 (Call 10/01/59)	161	198,387
3.90%, 05/15/35 (Call 11/15/34)	7	8,638
4.00%, 07/15/46 (Call 01/15/46)	86	104,829
4.00%, 11/15/47 (Call 05/15/47)	50	61,257
4.13%, 05/15/45 (Call 11/15/44)	25	30,909
4.30%, 07/08/34 (Call 01/08/34)	17	21,705
4.50%, 07/08/44 (Call 01/08/44)	20	25,962
5.38%, 07/15/40	40	57,533
6.13%, 07/08/39	38	58,590
6.50%, 04/15/38	37	58,881
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,091	1,164,555
3.70%, 04/11/28 (Call 01/11/28)	130	153,231
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	115	119,738
3.90%, 08/21/27 (Call 05/21/27)	160	179,214
4.50%, 05/15/25 (Call 04/15/25)	55	62,538
4.65%, 05/15/27 (Call 03/15/27)	65	76,129

		11,286,473

Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 11/15/37	2	2,898
6.13%, 03/30/40	200	297,330
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	200	204,752
3.50%, 06/01/41 (Call 12/01/40)	35	37,786
3.50%, 09/15/53 (Call 03/15/53)(b)	243	249,092
3.50%, 02/01/61 (Call 08/01/60)	15	15,145
3.55%, 09/15/55 (Call 03/15/55)(b)	229	235,309
3.65%, 06/01/51 (Call 12/01/50)	50	52,916
3.65%, 09/15/59 (Call 03/15/59)(b)	188	191,805
3.85%, 06/01/60 (Call 12/01/59)	100	106,422
4.30%, 02/15/30 (Call 11/15/29)	90	107,669
4.30%, 12/15/42 (Call 06/15/42)	45	52,649
4.35%, 06/15/45 (Call 12/15/44)	10	11,824
4.50%, 05/15/35 (Call 11/15/34)	124	150,346
4.50%, 03/09/48 (Call 09/09/47)	131	159,018
4.55%, 03/09/49 (Call 09/09/48)	61	73,321
4.65%, 06/01/44 (Call 12/01/43)	10	11,830

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.80%, 06/15/44 (Call 12/15/43)	$47	$59,098
4.90%, 06/15/42	50	62,047
5.25%, 03/01/37 (Call 09/01/36)	50	64,806
5.35%, 09/01/40	10	13,174
5.70%, 03/01/57 (Call 09/01/56)	30	42,290
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	200	221,366
9.63%, 12/15/30	92	150,000
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	50	52,450
2.50%, 09/20/26 (Call 06/20/26)	4	4,397
2.95%, 02/28/26	53	59,127
3.00%, 06/15/22	50	52,121
3.63%, 03/04/24	50	55,185
5.50%, 01/15/40	136	205,404
5.90%, 02/15/39	199	306,504
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	50	51,466
4.38%, 11/15/57 (Call 05/15/57)	71	88,154
4.75%, 03/15/42	56	70,346
5.35%, 11/15/48 (Call 05/15/48)	7	9,898
5.45%, 11/15/79 (Call 05/15/79)	25	33,745
5.75%, 08/15/40	51	67,754
5.85%, 11/15/68 (Call 05/15/68)	20	28,369
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	183	290,170
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	20	22,711
4.50%, 03/15/24	50	55,727
5.95%, 03/15/41	15	19,655
Koninklijke KPN NV, 8.38%, 10/01/30	80	112,937
Motorola Solutions Inc.
4.00%, 09/01/24	355	396,641
4.60%, 02/23/28 (Call 11/23/27)	105	124,924
4.60%, 05/23/29 (Call 02/23/29)	55	65,839
5.50%, 09/01/44	117	147,587
Orange SA
5.38%, 01/13/42	205	290,780
5.50%, 02/06/44 (Call 08/06/43)	80	118,142
9.00%, 03/01/31	138	226,792
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	42	46,671
3.00%, 03/15/23 (Call 12/15/22)	86	90,454
3.63%, 12/15/25 (Call 09/15/25)	75	84,877
3.70%, 11/15/49 (Call 05/15/49)	2	2,382
4.10%, 10/01/23 (Call 07/01/23)	55	60,136
4.35%, 05/01/49 (Call 11/01/48)	105	134,923
4.50%, 03/15/43 (Call 09/15/42)	37	47,425
5.00%, 03/15/44 (Call 09/15/43)	55	74,952
5.45%, 10/01/43 (Call 04/01/43)	5	7,053
7.50%, 08/15/38	10	16,016
Telefonica Emisiones SA
4.90%, 03/06/48	150	184,552
7.05%, 06/20/36	125	186,772
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	40	43,496
3.70%, 09/15/27 (Call 06/15/27)	55	62,669
4.30%, 06/15/49 (Call 12/15/48)	84	105,739
4.60%, 11/16/48 (Call 05/16/48)	15	19,684

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.88%, 04/15/30 (Call 01/15/30)(b)	$190	$217,919
4.38%, 04/15/40 (Call 10/15/39)(b)	23	28,102
4.50%, 04/15/50 (Call 10/15/49)(b)	160	199,811
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)(b)	241	254,780
3.50%, 11/01/24 (Call 08/01/24)	75	82,818
3.85%, 11/01/42 (Call 05/01/42)	45	54,519
4.13%, 08/15/46	9	11,337
4.27%, 01/15/36	75	94,072
4.40%, 11/01/34 (Call 05/01/34)	141	178,251
4.50%, 08/10/33	83	105,505
4.52%, 09/15/48	132	175,883
4.67%, 03/15/55	45	61,801
4.75%, 11/01/41	42	56,372
4.81%, 03/15/39	67	89,207
4.86%, 08/21/46	108	148,330
5.01%, 04/15/49	11	15,563
5.01%, 08/21/54	50	72,010
5.25%, 03/16/37	10	13,866
Vodafone Group PLC
2.50%, 09/26/22	50	51,852
2.95%, 02/19/23	49	51,627
3.75%, 01/16/24	100	109,412
4.13%, 05/30/25	219	250,567
4.25%, 09/17/50	65	79,816
4.38%, 05/30/28	140	167,934
4.88%, 06/19/49	105	137,151
5.13%, 06/19/59	40	53,854
5.25%, 05/30/48	74	101,021
6.15%, 02/27/37	67	96,692
6.25%, 11/30/32	5	6,909
7.88%, 02/15/30	30	44,434

		9,708,934

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	55,669

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	50	51,687
3.00%, 11/19/24 (Call 10/19/24)	175	188,401
3.50%, 09/15/27 (Call 06/15/27)	169	184,063
3.55%, 11/19/26 (Call 09/19/26)	54	59,565
3.90%, 11/19/29 (Call 08/19/29)	64	71,612
5.10%, 05/15/44 (Call 11/15/43)	5	5,618

		560,946

Transportation — 0.7%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)	23	26,179
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	50	58,051
3.90%, 08/01/46 (Call 02/01/46)	30	38,652
4.05%, 06/15/48 (Call 12/15/47)	10	13,370
4.13%, 06/15/47 (Call 12/15/46)	30	40,124
4.15%, 04/01/45 (Call 10/01/44)	30	39,707
4.15%, 12/15/48 (Call 06/15/48)	10	13,501
4.45%, 03/15/43 (Call 09/15/42)	105	140,866
4.70%, 09/01/45 (Call 03/01/45)	7	9,885
5.05%, 03/01/41 (Call 09/01/40)	19	26,649
5.15%, 09/01/43 (Call 03/01/43)	42	60,724

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	$16	$17,521
3.20%, 08/02/46 (Call 02/02/46)	62	71,997
3.65%, 02/03/48 (Call 08/03/47)	42	52,482
6.20%, 06/01/36	20	30,356
6.38%, 11/15/37	21	32,895
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	34,611
6.13%, 09/15/15 (Call 03/15/15)	5	7,970
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	58,611
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	55	59,982
3.25%, 06/01/27 (Call 03/01/27)	100	112,993
3.35%, 09/15/49 (Call 03/15/49)	15	17,498
3.80%, 11/01/46 (Call 05/01/46)	35	42,869
3.80%, 04/15/50 (Call 10/15/49)	100	125,695
3.95%, 05/01/50 (Call 11/01/49)	28	36,038
4.10%, 03/15/44 (Call 09/15/43)	25	31,170
4.25%, 11/01/66 (Call 05/01/66)	25	33,534
4.30%, 03/01/48 (Call 09/01/47)	25	32,776
4.50%, 03/15/49 (Call 09/15/48)	8	10,834
4.50%, 08/01/54 (Call 02/01/54)	30	39,991
4.65%, 03/01/68 (Call 09/01/67)	35	48,693
4.75%, 05/30/42 (Call 11/30/41)	5	6,651
4.75%, 11/15/48 (Call 05/15/48)	18	24,959
5.50%, 04/15/41 (Call 10/15/40)	60	85,168
6.00%, 10/01/36	87	126,646
6.15%, 05/01/37	15	21,710
6.22%, 04/30/40	25	38,038
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	36	40,306
4.00%, 01/15/24	25	27,657
4.05%, 02/15/48 (Call 08/15/47)	46	55,842
4.10%, 02/01/45	10	11,917
4.40%, 01/15/47 (Call 07/15/46)	5	6,300
4.55%, 04/01/46 (Call 10/01/45)	95	121,870
4.75%, 11/15/45 (Call 05/15/45)	88	115,608
4.95%, 10/17/48 (Call 04/17/48)	13	17,718
5.10%, 01/15/44	40	54,070
5.25%, 05/15/50 (Call 11/15/49)	50	71,220
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	190	204,924
3.50%, 05/01/50 (Call 11/01/49)	50	54,979
4.20%, 11/15/69 (Call 05/15/69)	6	7,003
4.30%, 05/15/43 (Call 11/15/42)	42	46,649
4.70%, 05/01/48 (Call 11/01/47)	75	93,681
4.95%, 08/15/45 (Call 02/15/45)	5	6,397
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	25	26,232
2.90%, 06/15/26 (Call 03/15/26)	70	77,386
3.16%, 05/15/55 (Call 11/15/54)	6	6,719
3.40%, 11/01/49 (Call 05/01/49)	25	29,149
3.65%, 08/01/25 (Call 06/01/25)	95	106,495
3.85%, 01/15/24 (Call 10/15/23)	50	54,595
3.94%, 11/01/47 (Call 05/01/47)	25	31,153
3.95%, 10/01/42 (Call 04/01/42)	32	38,937
4.05%, 08/15/52 (Call 02/15/52)	45	58,183
4.15%, 02/28/48 (Call 08/28/47)	14	17,990
4.45%, 06/15/45 (Call 12/15/44)	21	27,571

Security	Par (000)	Value

Transportation (continued)
4.65%, 01/15/46 (Call 07/15/45)	$20	$26,775
4.84%, 10/01/41	15	20,210
Ryder System Inc.
2.90%, 12/01/26 (Call 10/01/26)	280	305,642
3.75%, 06/09/23 (Call 05/09/23)	107	115,189
4.63%, 06/01/25 (Call 05/01/25)	40	46,051
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	25	26,642
2.75%, 04/15/23 (Call 01/15/23)	50	52,465
3.15%, 03/01/24 (Call 02/01/24)	50	54,013
3.25%, 01/15/25 (Call 10/15/24)	61	66,957
3.25%, 02/05/50 (Call 08/05/49)	5	5,736
3.35%, 08/15/46 (Call 02/15/46)	39	44,416
3.70%, 03/01/29 (Call 12/01/28)	37	43,416
3.75%, 02/05/70 (Call 08/05/69)	23	27,283
3.80%, 10/01/51 (Call 04/01/51)	21	26,021
3.84%, 03/20/60 (Call 09/20/59)	15	18,461
3.88%, 02/01/55 (Call 08/01/54)	10	12,340
3.95%, 08/15/59 (Call 02/15/59)	10	12,477
4.00%, 04/15/47 (Call 10/15/46)	5	6,270
4.05%, 11/15/45 (Call 05/15/45)	5	6,249
4.05%, 03/01/46 (Call 09/01/45)	30	37,350
4.10%, 09/15/67 (Call 03/15/67)	40	49,996
4.15%, 01/15/45 (Call 07/15/44)	20	25,020
4.38%, 11/15/65 (Call 05/15/65)	35	45,529
4.50%, 09/10/48 (Call 03/10/48)	250	337,020
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	30	33,901
3.40%, 11/15/46 (Call 05/15/46)	40	48,512
3.40%, 09/01/49 (Call 03/01/49)	100	122,544
3.63%, 10/01/42	10	11,985
3.75%, 11/15/47 (Call 05/15/47)	40	51,100
4.25%, 03/15/49 (Call 09/15/48)	25	33,609
4.45%, 04/01/30 (Call 01/01/30)	10	12,601
4.88%, 11/15/40 (Call 05/15/40)	7	9,756
5.30%, 04/01/50 (Call 10/01/49)	35	53,985
6.20%, 01/15/38	30	47,108

		4,916,576

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	80	86,793
3.50%, 03/15/28 (Call 12/15/27)	45	50,176
4.55%, 11/07/28 (Call 08/07/28)	39	46,845
5.20%, 03/15/44 (Call 09/15/43)	45	58,509

		242,323

Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (Call 03/01/29)	15	17,289
3.45%, 05/01/50 (Call 11/01/49)	50	59,871
3.75%, 09/01/28 (Call 06/01/28)	39	45,624
3.75%, 09/01/47 (Call 03/01/47)	24	29,703
4.15%, 06/01/49 (Call 12/01/48)	25	33,008
4.20%, 09/01/48 (Call 03/01/48)	49	64,161

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$50	$55,999
3.57%, 05/01/29 (Call 02/01/29)	25	28,436

		334,091

Total Corporate Bonds & Notes — 30.2% (Cost: $191,548,818)		199,755,492

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	286,369
Series HK, 9.38%, 04/15/30	35	58,853
Series HQ, 9.50%, 11/15/30	100	172,800
Series IO, 8.05%, 07/07/24	149	187,867
Province of Alberta Canada, 3.30%, 03/15/28	404	466,466
Province of Manitoba Canada, 2.13%, 05/04/22	50	51,277
Province of Ontario Canada, 2.40%, 02/08/22	354	362,946
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	316	480,269

		2,066,847

Chile — 0.0%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	200	228,372

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	219,232
6.13%, 01/18/41	200	264,116
7.38%, 09/18/37	150	215,584
10.38%, 01/28/33	50	79,487

		778,419

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	80	142,780

Indonesia — 0.0%
Indonesia Government International Bond, 4.45%, 04/15/70	200	247,902

Israel — 0.1%
Israel Government International Bond, 4.13%, 01/17/48	400	513,340

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	220	247,210
5.38%, 06/15/33	525	679,434

		926,644

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28	450	497,380
4.35%, 01/15/47	120	132,713
4.60%, 02/10/48	235	267,463
4.75%, 03/08/44	192	221,422
5.55%, 01/21/45	90	114,861
5.75%, 10/12/10	185	231,820
6.05%, 01/11/40	200	262,118
6.75%, 09/27/34	170	235,268
7.50%, 04/08/33	10	14,346
8.30%, 08/15/31	5	7,486

		1,984,877

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
6.70%, 01/26/36	$154	$226,100
9.38%, 04/01/29	100	154,165

		380,265

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	67	102,649
6.55%, 03/14/37	104	155,059
8.75%, 11/21/33	182	303,381

		561,089

Philippines — 0.0%
Philippine Government International Bond, 9.50%, 02/02/30	74	121,892

South Korea — 0.1%
Korea International Bond, 4.13%, 06/10/44	225	306,646

Supranational — 1.7%
Asian Development Bank, 2.00%, 02/16/22	452	461,790
European Investment Bank
2.25%, 03/15/22	5	5,132
2.25%, 08/15/22	105	108,639
2.38%, 05/24/27(e)	325	360,107
2.63%, 05/20/22	493	510,492
2.88%, 08/15/23	104	111,384
3.13%, 12/14/23	50	54,332
3.25%, 01/29/24	122	133,417
4.88%, 02/15/36	70	103,623
Inter-American Development Bank
0.50%, 05/24/23	10	10,063
1.75%, 09/14/22	10	10,272
2.25%, 06/18/29	460	510,329
2.38%, 07/07/27	342	377,804
2.50%, 01/18/23	75	78,602
2.63%, 01/16/24	10	10,723
3.00%, 10/04/23	60	64,634
3.00%, 02/21/24	110	119,458
3.13%, 09/18/28	400	469,652
3.20%, 08/07/42	55	70,160
3.88%, 10/28/41	75	104,358
4.38%, 01/24/44	315	473,571
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	49,660
1.50%, 08/28/24	240	250,382
1.63%, 02/10/22	501	509,527
1.63%, 01/15/25	260	272,945
1.75%, 04/19/23	255	264,124
1.88%, 06/19/23	50	52,058
1.88%, 10/27/26	159	170,733
2.00%, 01/26/22	441	450,102
2.13%, 12/13/21	10	10,200
2.13%, 07/01/22	50	51,504
2.13%, 02/13/23(e)	55	57,288
2.13%, 03/03/25	78	83,600
2.50%, 03/19/24	175	187,626
2.50%, 11/25/24	578	626,633
2.50%, 07/29/25	381	416,940
2.50%, 11/22/27	553	618,530
3.00%, 09/27/23	783	843,205
3.13%, 11/20/25	575	649,922

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.75%, 02/15/35	$200	$288,024
7.63%, 01/19/23	85	98,274
International Finance Corp.
1.38%, 10/16/24	516	536,305
2.00%, 10/24/22	128	132,314
2.88%, 07/31/23	50	53,450
Nordic Investment Bank, 2.13%, 02/01/22	200	204,460

		11,026,348

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	5	6,063
4.98%, 04/20/55	150	204,600
5.10%, 06/18/50	165	226,679
7.63%, 03/21/36	65	103,110

		540,452

Total Foreign Government Obligations — 3.0% (Cost: $19,171,684)		19,825,873

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	61,108

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33(e)	95	96,837

Total Municipal Debt Obligations — 0.0% (Cost: $140,440)		157,945

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.5%
Federal Home Loan Mortgage Corp.
1.50%, 12/01/35(g)	925	948,522
1.50%, 12/01/50(g)	650	657,519
2.00%, 12/01/35(g)	4,050	4,216,746
2.00%, 12/01/50(g)	9,575	9,944,587
2.50%, 01/01/32	191	198,956
2.50%, 11/01/50	1,986	2,103,870
3.00%, 03/01/46	849	893,686
3.00%, 09/01/46	655	697,595
3.00%, 12/01/46	969	1,020,199
3.00%, 03/01/48	3,085	3,226,438
3.50%, 05/01/33	43	46,974
3.50%, 06/01/34	46	48,328
3.50%, 03/01/38	71	75,080
3.50%, 10/01/42	20	21,592
3.50%, 10/01/44	28	29,800
3.50%, 07/01/47	40	42,647
3.50%, 09/01/47	37	39,447
3.50%, 02/01/48	15	16,042
3.50%, 03/01/48	14	15,020
4.00%, 09/01/45	14	15,455
4.00%, 02/01/48	12	13,187
4.00%, 01/01/49	30	31,947
4.50%, 10/01/48	33	36,762
4.50%, 01/01/49	10	10,994
Federal National Mortgage Association
2.50%, 11/01/50	2,995	3,172,436
2.50%, 12/01/50	629	659,387

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/48	$145	$151,845
4.50%, 12/01/35(g)	25	26,245
4.50%, 12/01/50(g)	3,025	3,278,337
5.00%, 12/01/50(g)	2,811	3,109,998
5.50%, 12/01/50(g)	50	55,969
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	225	238,642
Series K047, Class A2, 3.33%, 05/25/25(a)	200	222,226
Series K048, Class A2, 3.28%, 06/25/25(a)	225	249,582
Series K062, Class A2, 3.41%, 12/25/26	100	114,156
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,118,638
Series K101, Class A2, 2.52%, 10/25/29	300	331,991
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,960,566
Series K739, Class A2, 1.34%, 09/25/27	900	919,316
Government National Mortgage Association
2.00%, 12/01/50(g)	300	313,853
2.50%, 12/20/46	248	264,016
2.50%, 08/20/50	584	616,411
2.50%, 09/20/50	778	819,872
2.50%, 12/01/50(g)	2,466	2,598,657
3.00%, 07/20/45	132	140,074
3.00%, 11/20/45	597	633,826
3.00%, 04/20/46	28	30,176
3.00%, 08/20/46	560	592,717
3.00%, 11/20/46	53	55,709
3.00%, 02/15/47	36	37,106
3.00%, 03/20/47	20	21,122
3.00%, 06/20/47	67	70,927
3.00%, 12/20/47	152	160,511
3.00%, 01/20/48	239	251,978
3.00%, 02/20/48	50	52,467
3.00%, 04/20/49	2,265	2,388,543
3.00%, 01/20/50	891	931,257
3.00%, 02/20/50	665	698,640
3.00%, 06/20/50	568	596,151
3.00%, 07/20/50	3,103	3,257,899
3.00%, 08/20/50	322	338,401
3.00%, 12/01/50(g)	3,487	3,639,556
3.50%, 09/20/42	67	73,283
3.50%, 12/20/42	59	64,120
3.50%, 11/20/46	21	22,365
3.50%, 01/20/47	20	21,388
3.50%, 06/20/47	20	20,924
3.50%, 08/20/47	207	228,790
3.50%, 09/20/47	97	103,614
3.50%, 11/20/47	88	93,952
3.50%, 02/20/48	47	50,792
3.50%, 08/20/48	88	93,187
3.50%, 01/20/49	36	38,772
3.50%, 01/20/50	2,408	2,543,154
3.50%, 03/20/50	1,793	1,893,429
3.50%, 08/20/50	512	548,806
3.50%, 12/01/50(g)	6,875	7,263,858
4.00%, 04/20/47	180	193,985
4.00%, 07/20/47	210	225,391
4.00%, 11/20/47	43	46,311
4.00%, 04/20/48	10	10,365
4.00%, 05/15/48	21	22,209
4.00%, 05/20/48	36	38,041
4.00%, 08/20/48	74	79,463

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/48	$191	$203,878
4.00%, 11/20/48	2,158	2,304,934
4.00%, 02/20/50	186	198,014
4.00%, 12/01/50(g)	2,563	2,723,588
4.50%, 06/20/48	76	82,243
4.50%, 08/20/48	12	12,942
4.50%, 10/20/48	458	494,735
4.50%, 12/20/48	186	201,515
4.50%, 03/20/49	9	9,914
4.50%, 06/20/49	121	129,643
4.50%, 07/20/49	54	57,816
4.50%, 08/20/49	13	14,359
4.50%, 12/01/50(g)	1,698	1,822,163
5.00%, 04/20/48	20	22,092
5.00%, 05/20/48	10	11,004
5.00%, 11/20/48	9	9,562
5.00%, 12/20/48	18	20,120
5.00%, 01/20/49	98	106,666
5.00%, 12/01/50(g)	1,663	1,818,711
Uniform Mortgage-Backed Securities
2.50%, 01/01/32	146	153,756
2.50%, 04/01/32	658	696,609
2.50%, 06/01/32	281	293,171
2.50%, 01/01/33	157	164,085
2.50%, 07/01/35	951	1,010,874
2.50%, 10/01/35	2,281	2,405,625
2.50%, 12/16/35(g)	2,951	3,068,694
2.50%, 04/01/47	24	24,952
2.50%, 10/01/49	18	18,961
2.50%, 01/01/50	58	60,538
2.50%, 06/01/50	124	131,450
2.50%, 07/01/50	340	365,132
2.50%, 08/01/50	373	395,932
2.50%, 09/01/50	2,321	2,455,938
2.50%, 10/01/50	973	1,025,727
2.50%, 11/01/50	1,534	1,616,635
2.50%, 12/14/50(g)	3,459	3,624,402
3.00%, 03/01/30	431	451,997
3.00%, 01/01/31	94	99,340
3.00%, 08/01/32	209	219,229
3.00%, 10/01/33	87	90,696
3.00%, 07/01/34	27	28,348
3.00%, 09/01/34	137	146,943
3.00%, 11/01/34	61	64,692
3.00%, 12/01/34	183	191,431
3.00%, 12/16/35(g)	5,440	5,695,313
3.00%, 07/01/46	1,063	1,122,045
3.00%, 11/01/46	1,026	1,080,233
3.00%, 12/01/47	587	614,762
3.00%, 03/01/48	57	59,227
3.00%, 11/01/48	319	333,332
3.00%, 09/01/49	21	22,131
3.00%, 11/01/49	19	20,225
3.00%, 12/01/49	677	707,052
3.00%, 02/01/50	525	550,509
3.00%, 03/01/50	346	363,921
3.00%, 04/01/50	598	627,016
3.00%, 05/01/50	75	80,227
3.00%, 07/01/50	1,816	1,905,106
3.00%, 08/01/50	690	725,874

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/50	$491	$514,004
3.00%, 12/14/50(g)	10,097	10,547,815
3.50%, 06/01/33	59	61,953
3.50%, 11/01/33	55	58,115
3.50%, 07/01/34	84	89,268
3.50%, 08/01/34	38	40,386
3.50%, 01/01/35	37	39,289
3.50%, 12/16/35(g)	2,322	2,456,973
3.50%, 08/01/45	86	92,991
3.50%, 01/01/46	203	220,124
3.50%, 09/01/46	764	836,812
3.50%, 01/01/47	127	135,019
3.50%, 08/01/47	34	35,971
3.50%, 01/01/48	290	306,131
3.50%, 02/01/48	957	1,013,157
3.50%, 04/01/48	186	196,391
3.50%, 07/01/48	420	446,321
3.50%, 11/01/48	30	31,178
3.50%, 01/01/49	312	329,556
3.50%, 06/01/49	55	60,136
3.50%, 11/01/49	158	166,683
3.50%, 02/01/50	240	252,604
3.50%, 03/01/50	92	96,841
3.50%, 04/01/50	377	406,249
3.50%, 05/01/50	128	136,170
3.50%, 12/14/50(g)	18,106	19,097,586
4.00%, 07/01/33	32	34,260
4.00%, 12/16/35(g)	800	848,844
4.00%, 01/01/46	519	574,268
4.00%, 10/01/46	18	19,716
4.00%, 08/01/47	773	844,236
4.00%, 09/01/47	38	41,292
4.00%, 10/01/48	19	19,927
4.00%, 12/01/48	9	10,009
4.00%, 03/01/49	63	68,362
4.00%, 05/01/49	34	37,822
4.00%, 06/01/49	35	38,568
4.00%, 07/01/49	39	43,534
4.00%, 11/01/49	48	51,181
4.00%, 12/01/49	34	36,221
4.00%, 04/01/50	1,612	1,751,913
4.00%, 05/01/50	777	833,328
4.00%, 12/14/50(g)	12,227	13,044,203
4.50%, 10/01/47	18	20,109
4.50%, 08/01/48	54	59,557
4.50%, 10/01/48	439	483,052
4.50%, 11/01/48	61	66,341
4.50%, 12/01/48	97	104,987
4.50%, 01/01/49	205	222,218
4.50%, 02/01/49	370	402,318
4.50%, 04/01/49	447	494,061
4.50%, 05/01/49	38	41,004
4.50%, 07/01/49	43	47,012
4.50%, 08/01/49	16	17,264
4.50%, 03/01/50	371	401,398
4.50%, 06/01/50	1,385	1,514,918
5.00%, 06/01/48	279	318,002
5.00%, 08/01/48	17	19,051

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/49	$35	$38,098
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	170,296

		175,487,917

U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	512	816,532
6.25%, 05/15/29	53	75,908
6.63%, 11/15/30	55	83,544

		975,984

U.S. Government Obligations — 37.0%
U.S. Treasury Note/Bond
0.13%, 04/30/22	3,500	3,500,000
0.13%, 05/31/22	800	799,844
0.13%, 11/30/22	2,000	1,999,063
0.13%, 05/15/23	1,300	1,298,781
0.13%, 08/15/23	1,500	1,497,891
0.13%, 09/15/23	550	549,141
0.13%, 10/15/23	1,600	1,597,250
0.25%, 06/15/23	2,300	2,304,492
0.25%, 11/15/23	1,000	1,001,875
0.25%, 05/31/25	300	299,086
0.25%, 06/30/25	2,000	1,992,656
0.25%, 07/31/25	6,000	5,976,562
0.25%, 08/31/25	2,100	2,090,977
0.25%, 09/30/25	3,300	3,284,273
0.25%, 10/31/25(e)	2,500	2,487,305
0.38%, 03/31/22	1,500	1,504,863
0.38%, 04/30/25	500	501,367
0.38%, 11/30/25	1,900	1,901,336
0.38%, 09/30/27	10,400	10,245,625
0.50%, 04/30/27	2,350	2,343,391
0.50%, 05/31/27	1,100	1,096,047
0.50%, 06/30/27	4,100	4,083,344
0.50%, 08/31/27	2,300	2,287,062
0.50%, 10/31/27	1,250	1,240,820
0.63%, 11/30/27	2,000	2,001,250
0.63%, 08/15/30	8,300	8,137,891
0.88%, 11/15/30	1,000	1,002,969
1.13%, 06/30/21	105	105,619
1.13%, 02/28/22	1,100	1,113,707
1.13%, 02/28/27	250	259,277
1.13%, 08/15/40	8,480	8,135,500
1.25%, 07/31/23	4,100	4,217,234
1.25%, 08/31/24	1,500	1,555,781
1.38%, 10/15/22	500	511,426
1.38%, 06/30/23	1,900	1,959,078
1.38%, 09/30/23	9,850	10,183,207
1.38%, 01/31/25	500	522,422
1.38%, 08/31/26	375	394,482
1.38%, 11/15/40	800	801,125
1.38%, 08/15/50	5,020	4,777,628
1.50%, 01/31/22	850	863,547
1.50%, 02/28/23	1,250	1,287,402
1.50%, 03/31/23	100	103,109
1.50%, 10/31/24	1,300	1,362,563
1.50%, 08/15/26	300	317,695
1.50%, 01/31/27	1,100	1,166,172
1.50%, 02/15/30	700	744,297
1.63%, 08/15/22	500	512,578

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 12/15/22	$2,000	$2,059,844
1.63%, 05/31/23	1,000	1,036,328
1.63%, 02/15/26	975	1,037,232
1.63%, 05/15/26	500	532,500
1.63%, 11/30/26	600	640,266
1.63%, 08/15/29	665	714,355
1.63%, 11/15/50	1,200	1,214,625
1.75%, 05/15/22	3,400	3,479,422
1.75%, 05/31/22	2,800	2,867,484
1.75%, 06/30/22	400	410,141
1.75%, 07/15/22	800	820,781
1.75%, 09/30/22	5,900	6,073,082
1.75%, 05/15/23	2,000	2,077,656
1.75%, 06/30/24	600	632,438
1.75%, 12/31/24	350	370,863
1.75%, 12/31/26(e)	750	806,484
1.75%, 11/15/29	550	597,266
1.88%, 11/30/21	400	406,984
1.88%, 01/31/22	105	107,133
1.88%, 02/28/22	1,475	1,507,208
1.88%, 05/31/22	300	307,781
1.88%, 07/31/22	2,650	2,726,084
1.88%, 09/30/22	500	515,762
1.88%, 10/31/22	600	619,734
1.88%, 08/31/24	360	381,825
1.88%, 06/30/26	175	188,891
2.00%, 02/15/22	1,800	1,840,922
2.00%, 11/30/22	1,300	1,347,836
2.00%, 02/15/23	800	832,313
2.00%, 04/30/24	780	827,227
2.00%, 05/31/24	1,250	1,327,344
2.00%, 06/30/24	300	318,914
2.00%, 02/15/25	1,425	1,526,643
2.00%, 08/15/25	2,900	3,125,203
2.00%, 11/15/26	1,750	1,905,859
2.00%, 02/15/50	450	496,688
2.13%, 06/30/21	90	91,055
2.13%, 09/30/21	500	508,301
2.13%, 12/31/21	1,000	1,021,602
2.13%, 05/15/22	2,550	2,623,512
2.13%, 06/30/22	2,000	2,062,422
2.13%, 12/31/22	650	676,559
2.13%, 02/29/24	850	902,660
2.13%, 05/15/25	1,000	1,080,000
2.25%, 07/31/21	450	456,398
2.25%, 04/15/22	1,500	1,543,535
2.25%, 01/31/24	500	532,344
2.25%, 04/30/24	1,400	1,496,688
2.25%, 11/15/24	375	404,268
2.25%, 12/31/24	2,100	2,268,164
2.25%, 11/15/25	1,500	1,638,984
2.25%, 03/31/26	275	301,770
2.25%, 02/15/27	300	331,898
2.25%, 08/15/27	1,400	1,554,875
2.25%, 11/15/27	230	255,947
2.25%, 08/15/46	1,655	1,915,921
2.25%, 08/15/49	350	406,875
2.38%, 01/31/23	1,000	1,047,813
2.38%, 08/15/24	675	728,156
2.38%, 05/15/27	1,300	1,451,836

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/29	$790	$896,280
2.38%, 11/15/49	5,875	7,011,445
2.50%, 02/15/22	2,850	2,931,604
2.50%, 03/31/23	900	948,938
2.50%, 05/15/24	475	512,221
2.50%, 02/15/46	750	908,320
2.50%, 05/15/46	2,000	2,423,437
2.63%, 07/15/21	300	304,699
2.63%, 06/30/23	1,000	1,063,203
2.63%, 03/31/25	600	659,906
2.63%, 01/31/26	550	613,078
2.63%, 02/15/29	715	823,814
2.75%, 05/31/23	1,000	1,064,219
2.75%, 07/31/23	1,000	1,068,516
2.75%, 06/30/25	3,900	4,329,609
2.75%, 08/31/25	2,900	3,228,969
2.75%, 02/15/28	225	258,785
2.75%, 08/15/42	475	596,645
2.75%, 11/15/42	925	1,161,309
2.88%, 09/30/23	1,125	1,210,518
2.88%, 10/31/23	2,600	2,803,328
2.88%, 04/30/25	560	623,044
2.88%, 05/31/25	1,275	1,420,529
2.88%, 07/31/25	1,500	1,676,484
2.88%, 05/15/28	480	558,000
2.88%, 08/15/28	900	1,049,063
2.88%, 05/15/43	400	512,375
2.88%, 08/15/45	1,295	1,669,538
2.88%, 05/15/49	435	569,986
3.00%, 10/31/25	1,200	1,354,406
3.00%, 05/15/42	170	221,638
3.00%, 11/15/44	550	721,273
3.00%, 05/15/45	285	374,641
3.00%, 11/15/45	5,400	7,118,719
3.00%, 02/15/47	475	629,895
3.00%, 08/15/48	555	740,838
3.00%, 02/15/49	375	501,914
3.13%, 11/15/28	275	326,820
3.13%, 11/15/41	225	298,230
3.13%, 02/15/43	500	664,922
3.13%, 05/15/48	750	1,021,523
3.38%, 05/15/44	520	720,850
3.50%, 02/15/39	350	481,523
3.63%, 08/15/43	225	322,031
3.63%, 02/15/44	220	315,631
3.75%, 11/15/43	300	437,531
3.88%, 08/15/40	300	435,750
4.25%, 11/15/40	250	380,820
4.38%, 02/15/38	1,500	2,257,734
4.38%, 11/15/39	150	229,828
4.38%, 05/15/40	250	384,844
4.50%, 02/15/36	900	1,336,781
4.50%, 05/15/38	500	764,766

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.63%, 02/15/40	$250	$394,883
5.00%, 05/15/37	200	317,313
6.25%, 08/15/23	300	349,078
6.25%, 05/15/30	100	150,047

		245,053,802

Total U.S. Government & Agency Obligations — 63.6% (Cost: $415,318,012)		421,517,703

Short-Term Investments

Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(h)(i)	111,943	112,009,894
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(h)(i)(j)	3,954	3,953,647

		115,963,541

Total Short-Term Investments — 17.5% (Cost: $115,974,338)		115,963,541

Total Investments Before TBA Sales Commitments — 115.5% (Cost: $750,141,877)		765,338,456

TBA Sales Commitments

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities, 2.50%, 12/14/50(g)	$(629)	(659,077)

Total TBA Sales Commitments — (0.1)% (Proceeds: $(656,428))		(659,077)

Total Investments, Net of TBA Sales Commitments — 115.4% (Cost: $749,485,449)
		764,679,379

Other Assets, Less Liabilities — (15.4)%		(102,333,684)

Net Assets — 100.0%		$662,345,695

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF (Formerly iShares® ESG U.S. Aggregate Bond ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,461,769	$78,593,380	(a)	$—	$(25,840)	$(19,415)	$112,009,894	111,943	$266,353		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,916,347	37,300	(a)	—	—	—	3,953,647	3,954	3,915	(b)	—

					$(25,840)	$(19,415)	$115,963,541		$270,268		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$704,261	$—	$704,261
Collaterized Mortgage Obligations	—	7,413,641	—	7,413,641
Corporate Bonds & Notes	—	199,755,492	—	199,755,492
Foreign Government Obligations	—	19,825,873	—	19,825,873
Municipal Debt Obligations	—	157,945	—	157,945
U.S. Government & Agency Obligations	—	421,517,703	—	421,517,703
Money Market Funds	115,963,541	—	—	115,963,541

	115,963,541	649,374,915	—	765,338,456

Liabilities
TBA Sales Commitments	—	(659,077)	—	(659,077)

	$115,963,541	$648,715,838	$—	$764,679,379

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To-Be-Announced